UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number              811-21910

 Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 W. Monroe Street, Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code:                  (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2014 - November 30, 2014

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

November 30, 2014 (UNAUDITED)

GUGGENHEIM FUNDS
SEMIANNUAL REPORT

ENY	GUGGENHEIM CANADIAN ENERGY INCOME ETF
TAO	GUGGENHEIM CHINA REAL ESTATE ETF
HAO	GUGGENHEIM CHINA SMALL CAP ETF
FRN	GUGGENHEIM FRONTIER MARKETS ETF
HGI	GUGGENHEIM INTERNATIONAL MULTI-ASSET INCOME ETF
SEA	GUGGENHEIM SHIPPING ETF
CUT	GUGGENHEIM TIMBER ETF

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	13

Fund Summary & Performance	14

About Shareholders’ Fund Expenses	25

Portfolio of Investments	27

Statement of Assets and Liabilities	42

Statement of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	50

Notes to Financial Statements	57

Supplemental Information	64

Trust Information	67

About the Trust Adviser	Back Cover

November 30, 2014

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange-traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the semiannual fiscal period ended November 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2

December 31, 2014

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ECONOMIC AND MARKET OVERVIEW	November 30, 2014

The U.S. economy continued to grow through the six months ended November 30, 2014, despite volatility in September and October that caused spreads in leveraged credit to widen and upward momentum in U.S. stocks to deteriorate. By the end of October, the spread widening had reversed and equities regained their footing.

U.S. economic data remain strong, with third quarter GDP growing at an annualized rate of 3.5%. Among the highlights were strong net exports and unemployment that had fallen faster than expected and consumer confidence at seven year highs. While falling oil prices are helping consumer spending in the near term, they could be signaling that the global economy is not growing fast enough.

The U.S. is adding close to 225,000 jobs per month on average in 2014, considerably more than the 2013 monthly average of 194,000. Employment levels are transitioning from the recovery phase to the expansion phase, which typically coincides with accelerating economic activity. The downward trend in labor force participation has begun to flatten and, as fewer people leave the workforce, the rapid decline in the nation’s unemployment rate could begin to slow. Until unemployment falls below 5.5%, it’s unlikely that the U.S. economy will experience the kind of meaningful wage pressure that would spur action by the Federal Reserve. An improving labor market, subdued mortgage rates, and tight housing inventory all point to a rebound in the housing market.

The economies of Europe and Asia continue to deteriorate. The ECB is desperately trying to figure out how to get liquidity into the financial system, as their current program is not large enough to boost growth. Germany just barely avoided a recession in the third quarter. The Japanese economy now is officially in a recession as the first two arrows of Abenomics, monetary accommodation and fiscal stimulus, were relatively easy, but the third arrow of structural reform has been much more elusive.

Overseas geopolitical concerns and comparatively attractive yields have pushed global investors to U.S. Treasuries. Such “beggar thy neighbor” policies from Europe and Asia were a driving force behind the most recent rally in U.S. fixed income, and indicate that U.S. long-term rate should continue to be well supported. Momentum in the U.S. continued into the fourth quarter, with December’s seasonal effects and the boost from declining fuel prices. Fed tightening expectations continue to decrease on the back of concerns about a global growth slowdown.

For the six months ended November 30, 2014, the Standard & Poor’s 500 Index (the “S&P 500”) returned 8.58%; the Barclays U.S. Aggregate Bond Index returned 1.92%; the Barclays U.S. Corporate High Yield Index returned -0.60%; and the Barclays 1–3 Month U.S. Treasury Bill Index returned 0.01%. Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned -5.07% and the MSCI Emerging Market Index returned -0.82%. All returns are total return.

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November 30, 2014

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI China Index is a capitalization weighted index that monitors the performance of stocks from the country of China.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index (Net) is calculated with net dividends reinvested. It is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The S&P/TSX Composite Index is a capitalization weighted index. The index is designed to measure performance of the broad Canadian economy through changes in the aggregate market value of stocks representing all major industries.

The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2014

ENY Guggenheim Canadian Energy Income ETF

Fund Overview
The Guggenheim Canadian Energy Income ETF, NYSE Arca ticker: ENY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P/TSX High Income Energy Index (the “Index”).

The Index includes the constituent stocks of the S&P/TSX Composite Index that are classified as energy companies, according to the Global Industry Classification Standard (GICS), and that also meet specific yield requirements.

The Fund will invest at least 90% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -25.10%, which included a decrease in market price over the period to $12.14 on November 30, 2014, from $16.44 on May 31, 2014. On an NAV basis, the Fund generated a total return of -24.80%, which included a decrease in NAV over the period to $12.13 on November 30, 2014, from $16.36 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and broad Canadian equity market comparison purposes, the underlying index returned -28.29%. The S&P/TSX Composite Index (“S&P/TSX”) returned -2.63% for the six-month period.

The Fund made quarterly distributions per share of $0.101 on June 30, 2014 and $0.129 on September 30, 2014. The distributions were characterized as ordinary income.

Performance Attribution
Since more than 90% of the Fund’s portfolio is invested in the energy sector, the return of this sector was the main determinant of the Fund’s return, and it was the major source of the Fund’s negative return for the six-month period ended November 30, 2014. The Fund also has positions in the utilities sector, and it contributed to the Fund’s return.

Positions that contributed the most to return included TransCanada Corp., which develops and operates North American energy infrastructure, including natural gas and liquids pipelines, power generation and gas storage facilities (5.9% of the Fund’s long-term investments at period end); Enerflex Ltd., a worldwide supplier of products and services to the global oil and gas production industry (not held in the Fund’s portfolio at period end); and Keyera Corp., a midstream operator that provides key services and products to oil and gas producers in Western Canada (4.1% of the Fund’s long-term investments at period end).

Positions that detracted the most included Talisman Energy, Inc., an independent oil and gas producer (3.0% of the Fund’s long-term investments at period end); Crescent Point Energy Corp., one of Canada’s largest light and medium oil producers (4.6% of the Fund’s long-term investments at period end); and Canadian Oil Sands Ltd., which, through its 36.74% interest in the Syncrude project, produces light, sweet, synthetic crude oil and has long-life, non-declining crude oil reserves (4.1% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

TAO Guggenheim China Real Estate ETF

Fund Overview
The Guggenheim China Real Estate ETF, NYSE Arca ticker: TAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Real Estate Index (the “Index”).

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts (“REITs”) which are open to foreign ownership and derive a majority of their revenues from real estate development, management and/or ownership of property in China or the Special Administrative Regions of China, such as Hong Kong and Macau. The Index was created by AlphaShares, LLC and is maintained by Standard & Poor’s.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 7.20%, which included an increase in market price over the period to $21.90 as of November 30, 2014, from $20.43 on May 31, 2014. On an NAV basis, the Fund generated a total return of 7.26%, which included an increase in NAV over the period to $22.01 as of November 30, 2014, from $20.52 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the Index returned 7.79% and the MSCI China Index, which measures performance of the Chinese equity market, returned 10.85% for the six-month period ended November 30, 2014.

Performance Attribution
Nearly all of the Fund’s investments are in the real estate holding and development businesses and are classified in the financial and diversified sectors. For the six-month period ended November 30, 2014, both sectors contributed to the Fund’s return.

Positions that contributed the most to the Fund’s return included Link Real Estate Investment Trust (REIT), currently Asia’s largest REIT and one of the world’s largest retail-focused REITs; China Overseas Land & Investment Ltd., a real estate investor and developer that is owned by the China State Construction Engineering Corp.; and Swire Pacific Ltd., Class A, a Hong Kong conglomerate with diversified interests in property, aviation, beverages, marine services and trading and industrial (6.1%, 5.0% and 5.1%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included New World China Land Ltd., which, through its subsidiaries, develops and invests in properties in China; Hang Lung Group Ltd., a Hong Kong property developer and property manager; and Hang Lung Properties Ltd., an operating arm of Hang Lung Group Ltd. that owns an extensive real estate portfolio in Hong Kong (1.0%, 3.1% and 4.3%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

HAO Guggenheim China Small Cap ETF

Fund Overview
The Guggenheim China Small Cap ETF, NYSE Arca ticker: HAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Small Cap Index (the “Index”).

The Index is designed to measure and monitor the performance of publicly traded mainland China-based small capitalization companies. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by Standard & Poor’s. For inclusion in the Index, AlphaShares defines small capitalization companies as those companies with a maximum $1.5 billion float-adjusted market capitalization.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”) and International Depositary receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of 10.73%, which included an increase in market price over the period to $27.35 on November 30, 2014, from $24.70 on May 31, 2014. On an NAV basis, the Fund generated a total return of 10.23%, which included an increase in NAV over the period to $27.25 on November 30, 2014, from $24.72 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and broad market comparison purposes, the Index returned 9.09% and the MSCI China Index, which measures performance of the broad Chinese equity market, returned 10.85% for the six-month period ended November 30, 2014.

Performance Attribution
For the six-month period ended November 30, 2014, the industrial sector contributed most to return, followed by the financial sector. The energy sector detracted most from return, followed by the diversified sector.

Positions that contributed most to the Fund’s return included Hanergy Thin Film Power Group Ltd., which is engaged in the design and assembly of equipment and turnkey production lines for the production of thin-film solar photovoltaic (PV) modules; Vipshop Holdings Ltd., ADR, which retails branded products at a discount over the Internet; and China Taiping Insurance Holdings Co., Ltd., an insurance conglomerate based in Hong Kong (2.5%, 3.2% and 1.3%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Biostime International Holdings Ltd., a provider of premium pediatric nutrition and baby care products in China; Anton Oilfield Services Group, an investment holding company that provides technical services for oil and gas field development; and Shunfeng International Clean-Perfect World Co. Ltd., a solar company that is expanding into the power storage and renewable energy sectors (0.2%, 0.2% and 0.4%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

FRN Guggenheim Frontier Markets ETF

Fund Overview
The Guggenheim Frontier Markets ETF, NYSE Arca ticker: FRN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon New Frontier DR Index (the “Index”).

The Index is composed of and tracks the performance of all liquid, as defined by BNY Mellon, the Fund’s index provider (the “Index Provider”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that trade on the London Stock Exchange (“LSE”), New York Stock Exchange (“NYSE”), NYSE Arca, Inc. (“NYSE Arca”), NYSE MKT (formerly, NYSE AMEX) and Nasdaq Stock Market (“NASDAQ”) of Frontier Market countries, as defined by the Index Provider. The Index Provider defines Frontier Market countries based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. The countries currently are: Argentina, Bahrain, Jordan, Kuwait, Lebanon, Oman, Qatar, United Arab Emirates, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Nigeria, Tunisia, Zimbabwe, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovak Republic, Slovenia, Ukraine, Bangladesh, Pakistan, Papua New Guinea, Sri Lanka, Vietnam, Peru, Chile, Colombia, Ecuador, Jamaica, Panama, and Trinidad & Tobago. An ADR or GDR is determined to be liquid based upon an assessment of trading volume and market capitalization. The Fund will invest at least 80% of its total assets in ADRs and GDRs that comprise the Index or in the stocks underlying such ADRs and GDRs. The Fund also will invest at least 80% of its total assets in securities of issuers from Frontier Market countries (whether directly or through ADRs or GDRs), as defined by the Index Provider. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -9.73%, which included a decrease in market price over the period to $15.22 on November 30, 2014, from $16.86 on May 31, 2014. On an NAV basis, the Fund generated a total return of -8.58%, which included a decrease in NAV over the period to $15.35 on November 30, 2014, from $16.79 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and broad emerging market comparison purposes, the Index returned -8.33% and the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index returned -0.82% for the six-month period ended November 30, 2014.

Performance Attribution
For the six-month period ended November 30, 2014, the utilities sector contributed most to the Fund’s return, followed by the industrial sector. The energy sector detracted most from the Fund’s return, followed by the consumer, non-cyclical sector.

Positions that contributed the most to the Fund’s return included Commercial International Bank Egypt SAE, GDR, which offers financial services to institutions, households and high net worth individuals; YPF SA, ADR, an Argentine oil and gas exploration and production company; and Banco Macro SA, ADR, a large private bank in Argentina (5.2%, 8.4% and 2.1%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Ecopetrol SA, ADR, a Colombian petroleum company; Guaranty Trust Bank PLC, GDR, a large Nigerian bank; and Cencosud SA, ADR, a multi-brand retailer in South America (6.5%, 5.4% and 4.6%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF

Fund Overview
The Guggenheim International Multi-Asset Income ETF, NYSE Arca ticker: HGI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks International Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 150 securities selected, based on investment and other criteria, from a universe of international companies, global real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Canadian royalty trusts and American Depositary Receipts (“ADRs”) of emerging market companies and U.S. listed closed-end funds that invest in international companies, and at all times is comprised of at least 40% non-U.S. securities. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc.

The Fund will invest at least 90% of its total assets in securities that comprise the Index and underlying securities representing the ADRs included in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -7.96%, which included a decrease in market price over the period to $17.85 on November 30, 2014, from $19.74 on May 31, 2014. On an NAV basis, the Fund generated a total return of -6.94%, which included a decrease in NAV over the period to $17.93 on November 30, 2014, from $19.61 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and broad market comparison purposes, the Index returned -6.14% and the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index, an index designed to reflect the movements of stock markets in developed countries of Europe and the Pacific Basin, returned -5.07% for the six-month period ended November 30, 2014.

The Fund made quarterly distributions per share of $0.165 on June 30, 2014 and $0.174 on September 30, 2014. The distributions were characterized as ordinary income.

Performance Attribution
For the six-month period ended November 30, 2014, the communications sector contributed most to the Fund’s return, followed by the technology sector. The energy sector was the leading detractor from the Fund’s return, followed by the financial sector.

Positions that contributed the most to the Fund’s return included Casio Computer Co., Ltd., a multinational electronics manufacturing company; Man Group Plc, a British alternative investment management business ; and SmarTone Telecommunications Holdings Ltd., a wireless communications carrier with operations in Hong Kong and Macau (none held in the portfolio at period end).

Positions that detracted the most from the Fund’s return included Comstock Resources, Inc., an independent exploration and production company; Talisman Energy, Inc., an independent oil and gas producer; and W&T Offshore, Inc., independent oil and natural gas producer with operations offshore in the Gulf of Mexico and onshore in the Permian Basin of West Texas (0.4%, 0.6% and 0.6%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

SEA Guggenheim Shipping ETF

Fund Overview
The Guggenheim Shipping ETF, NYSE Arca ticker: SEA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Dow Jones Global Shipping IndexSM (the “Index”).

The Index is designed to measure the performance of high-dividend paying companies in the global shipping industry. CME Group Index Services, LLC (the “Index Provider”) uses a rules-based methodology to rank companies by yield that are involved in the shipping industry globally that primarily transport goods and materials. The Index Provider considers a company to be in the shipping industry if its revenues are derived primarily from shipping activities (excluding companies solely involved in transporting passengers). The Index Provider determines whether a company is “high-dividend paying” by ranking it relative to other companies in the shipping industry based upon indicated annual yield (most recent distribution annualized and divided by the current share price). The companies in the Index may be located in any country, including those classified as emerging markets.

The Fund will at all times invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and master limited partnerships (“MLPs”) that comprise the Index and the underlying stocks in respect of the ADRs and GDRs in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -14.69%, which included a decrease in market price over the period to $19.00 on November 30, 2014, from $22.69 on May 31, 2014. On an NAV basis, the Fund generated a total return of -14.56%, which included a decrease in NAV over the period to $19.02 on November 30, 2014, from $22.68 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and broad market comparison purposes, the Index returned -14.71% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 2.25% for the six-month period ended November 30, 2014.

The Fund made quarterly distributions per share of $0.258 on June 30, 2014 and $0.154 on September 30, 2014. The distributions were characterized as ordinary income.

Performance Attribution
Most of the Fund’s portfolio is invested in the industrial sector, and it was the largest detractor from return. The Financial sector was a small contributor to return.

Positions that contributed most to the Fund’s return included Matson, Inc., which provides shipping services Pacific-wide, mainly to and from the Hawaiian islands; Kawasaki Kisen Kaisha Ltd., a large Japanese transportation company; and Teekay Tankers Ltd., Class A1, an owner of a fleet of tankers serving the oil and other markets (4.9%, 5.5% and 3.0%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included AP Moller-Maersk A/S, Class B, a conglomerate with diversified holdings, including a shipping fleet, industrial and supermarket businesses, and oil and gas exploration and distribution businesses; Knightsbridge Tankers Ltd., an international shipping company that specializes in dry bulk cargo; and SembCorp Marine Ltd., which operates a concern for ship building, ship owning, ship repair and conversion (18.7%, 1.4% and 4.2%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2014

CUT Guggenheim Timber ETF

Fund Overview
The Guggenheim Timber ETF, NYSE Arca ticker: CUT (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Global Timber Index (the “Index”).

All securities in the Index are selected from the universe of global timber companies. Beacon Indexes, LLC (“Beacon” or the “Index Provider”) defines global timber companies as firms who own or lease forested land and harvest the timber from such forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2014.

On a market price basis, the Fund generated a total return of -2.57%, which included a decrease in market price over the period to $24.68 on November 30, 2014, from $25.33 on May 31, 2014. On an NAV basis, the Fund generated a total return of -2.44%, which included a decrease in NAV over the period to $24.75 on November 30, 2014, from $25.37 on May 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and broad world market comparison purposes, the Index returned -2.17%; the S&P Global Timber and Forestry Index returned 1.29%; and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 2.25% for the six-month period ended November 30, 2014. The STOXX® Europe TMI (Total Market Index) Forestry & Paper index returned -7.16%. It is a market-capitalization weighted index of all companies in the Forestry & Paper sector of all the STOXX Europe TMI Index.

Performance Attribution
Approximately 62% of the Fund’s portfolio is invested in the basic materials sector, and it was the major detractor from the Fund’s return for the six-month period ended November 30, 2014. The Fund also has positions in the financial, energy and industrial sectors, and those sectors also detracted from return for the period.

Positions that contributed the most to the Fund’s return included Fibria Celulose SA, ADR, which, through its subsidiaries, engages in the production, sale, and export of short fiber pulp; International Paper Co., a paper and packaging products manufacturer; and Weyerhaeuser Co., a timberlands owner and maker of wood and cellulose fibers products (5.6%, 5.2% and 5.3%, respectively, of the Fund’s long-term investments at period end).

Positions detracting the most from the Fund’s return included Portucel SA, a Portuguese operator of pulp and paper mills and forest manager; Oji Holdings Corp., which manufactures paper, pulp and processed paper goods and has forests in Japan and overseas; and Nippon Paper Industries Co., Ltd. a Japanese paper manufacturer (3.1%, 3.9% and 1.8%, respectively of the Fund’s long-term investments at period end).

12 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

November 30, 2014

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Equity Risk: The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Foreign Investment Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Small and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk: The Funds’ return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Funds may not be fully invested at times. If the Funds utilize a sampling approach or futures or other derivative positions, their return may not correlate with the Index return, as would be the case if they purchased all of the stocks with the same weightings as the Index.

Passive Management Risk: The Funds are not “actively” managed. Therefore, they would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Industry Risk: If its Index is comprised of issuers in a particular industry or sector, a Fund would therefore be focused in that industry or sector. Accordingly, that Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk (excluding HAO and HGI): Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Emerging Markets Risk (excluding CUT, FRN, HGI, TAO, HAO and SEA): Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Canadian Risk (ENY and HGI): Investing in Canadian royalty trusts and stocks listed on the TSX are subject to: Commodity Exposure Risk, Reliance on Exports Risk, U.S. Economic Risk and Structural Risk (Political Risk).

Master Limited Partnership (MLP) Risk (FRN, SEA and HGI): Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

China Investment Risk (HAO and TAO): Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.

Real Estate Securities and REIT Risk (HGI and TAO): Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.

Risks of Investing In Other Investment Companies (HGI): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

Risks of Investing in Frontier Securities (FRN): Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risk of investing in emerging market countries are magnified in frontier countries. As of the date of this report, a significant percentage of the BNY Mellon New Frontier DR Index is comprised of securities of companies from Chile, Columbia and Argentina. To the extent that the Index is focused on securities of any one country, including Chile, Columbia or Argentina, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.

Securities Lending Risk: Although each Fund will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 13

FUND SUMMARY & PERFORMANCE (Unaudited)	November 30, 2014

ENY Guggenheim Canadian Energy Income ETF

Fund Statistics
Share Price	$12.14
Net Asset Value	$12.13
Premium to NAV	0.08%
Net Assets ($000)	$32,397

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(7/03/07)
Guggenheim Canadian
Energy Income ETF
NAV	-24.80%	-14.34%	-7.48%	-2.96%	-5.89%
Market	-25.10%	-14.38%	-7.24%	-2.89%	-5.89%
Sustainable Canadian
Energy Income
Index-S&P/TSX/
Canadian High
Income Energy
Index1	-24.81%	-14.34%	-7.85%	-2.58%	-4.98%
S&P/TSX Composite
Index	-2.63%	5.05%	5.66%	6.58%	2.77%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The S&P/TSX Composite is the headline index for the Canadian equity market. It is the broadest in the S&P/TSX family and is the basis for multiple sub-indices. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.80%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.79%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Investments:
Energy	95.6%
Utilities	4.1%
Total Long-Term Investments	99.7%
Other Instruments:
Investments of Collateral for Securities Loaned	42.1%
Total Investments	141.8%
Other Assets & Liabilities, net	-41.8%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Enbridge, Inc.	6.1%
TransCanada Corp.	5.9%
Inter Pipeline Ltd.	5.7%
Canadian Natural Resources Ltd.	5.5%
Suncor Energy, Inc.	5.5%
Cenovus Energy, Inc.	5.0%
ARC Resources Ltd.	4.9%
Pembina Pipeline Corp.	4.8%
Crescent Point Energy Corp.	4.6%
Keyera Corp.	4.1%
Top Ten Total	52.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

1
Benchmark returns reflect the blended return of the Sustainable Canadian Energy Income Index from 7/3/07-7/31/13 and the return of the S&P/TSX Canadian High Income Energy Index, net of foreign withholding taxes, from 8/1/13-11/30/14.

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

ENY Guggenheim Canadian Energy Income ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 15

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

TAO Guggenheim China Real Estate ETF

Fund Statistics
Share Price	$21.90
Net Asset Value	$22.01
Discount to NAV	-0.50%
Net Assets ($000)	$40,938

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(12/18/07)
Guggenheim China
Real Estate ETF
NAV	7.26%	5.51%	17.28%	5.41%	1.02%
Market	7.20%	4.88%	15.28%	5.21%	0.93%
AlphaShares China
Real Estate
Index	7.79%	6.57%	18.08%	6.14%	1.86%
MSCI China
Index	10.85%	3.07%	11.64%	3.09%	-0.31%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $23.50 per share for share price returns or initial net asset value (NAV) of $23.50 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.95%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.91%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	87.0%
Diversified	11.3%
Total Common Stocks	98.3%
Other Instruments:
Investments of Collateral for Securities Loaned	9.5%
Total Investments	107.8%
Other Assets & Liabilities, net	-7.8%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Link REIT	6.0%
Henderson Land Development	5.8%
Sun Hung Kai Properties	5.6%
Hong Kong Land Holdings	5.5%
Swire Pacific Ltd.	5.0%
China Overseas Land	4.9%
Cheung Kong Holdings Ltd.	4.8%
Sino Land Co.	4.8%
Han Lung Properties Ltd.	4.2%
Wharf Holdings Ltd.	4.2%
Top Ten Total	50.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

HAO Guggenheim China Small Cap ETF

Fund Statistics
Share Price	$27.35
Net Asset Value	$27.25
Premium to NAV	0.37%
Net Assets ($000)	$224,846

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(01/30/08)
Guggenheim China
Small Cap ETF
NAV	10.23%	3.52%	12.35%	2.65%	2.99%
Market	10.73%	3.04%	10.10%	2.57%	3.04%
AlphaShares China
Small Cap
Index	9.09%	2.35%	12.76%	3.19%	3.76%
MSCI China
Index	10.85%	3.07%	11.64%	3.09%	1.71%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index, a representative sample for the entire Chinese investment universe, combining A, B, H Red Chip and P Chip share classes as well as U.S. and Singapore-listed Chinese securities. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.84%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.75% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Investments:
Industrial	18.3%
Consumer, Non-cyclical	16.0%
Financial	15.0%
Consumer, Cyclical	14.6%
Communications	10.7%
Basic Materials	9.6%
Technology	7.7%
Other	8.0%
Total Long-Term Investments	99.9%
Other Investments:
Investments of Collateral for Securities Loaned	17.3%
Total Investments	117.2%
Other Assets & Liabilities, net	-17.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Vipshop Holdings Ltd. ADR	3.2%
Hanergy Thin Film Power Group Ltd.	2.5%
Sihuan Pharmaceutical Holdings Group Ltd.	2.2%
Semiconductor Manufacturing International Corp.	1.5%
China Taiping Insurance Holdings Company Ltd.	1.4%
Zhuzhou CSR Times Electric Company Ltd. — Class H	1.2%
Bitauto Holdings Ltd. ADR	1.1%
YY, Inc. ADR	1.1%
China Medical System Holdings Ltd.	1.0%
China Everbright Ltd.	1.0%
Top Ten Total	16.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 17

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

FRN Guggenheim Frontier Markets ETF

Fund Statistics
Share Price	$15.22
Net Asset Value	$15.35
Discount to NAV	-0.85%
Net Assets ($000)	$78,887

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/12/08)
Guggenheim Frontier
Markets ETF
NAV	-8.58%	-6.42%	-3.65%	-0.74%	-4.74%
Market	-9.73%	-7.61%	-3.66%	-1.16%	-4.87%
BNY Mellon
New Frontier
DR Index	-8.33%	-5.81%	-3.15%	-0.31%	-4.05%
MSCI Emerging
Markets
Index	-0.82%	1.06%	5.27%	3.54%	0.61%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.81%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.76%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Investments:
Financial	38.6%
Energy	19.6%
Utilities	14.0%
Consumer, Non-cyclical	10.4%
Basic Materials	5.5%
Consumer, Cyclical	5.2%
Communications	4.1%
Other	2.5%
Total Long-Term Investments	99.9%
Other Investments:
Investments of Collateral for Securities Loaned	23.5%
Total Investments	123.4%
Other Assets & Liabilities, net	-23.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
YPF S.A. ADR	8.4%
Enersis S.A. ADR	8.4%
Bancolombia S.A. ADR	7.6%
Ecopetrol S.A. ADR	6.5%
Guaranty Trust Bank PLC GDR	5.4%
Commercial International Bank Egypt SAE GDR	5.2%
Empresa Nacional de Electricidad S.A. ADR	4.8%
Latam Airlines Group S.A. ADR	4.8%
Cencosud S.A. ADR	4.6%
Banco Santander Chile ADR	4.6%
Top Ten Total	60.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF

Fund Statistics
Share Price	$17.85
Net Asset Value	$17.93
Discount to NAV	-0.45%
Net Assets ($000)	$32,276

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(7/11/07)
Guggenheim
International
Multi-Asset
Income ETF
NAV	-6.94%	1.12%	7.30%	5.07%	-0.06%
Market	-7.96%	0.79%	6.79%	4.56%	-0.13%
Zacks International
Multi-Asset
Income
Index	-6.14%	2.18%	7.80%	5.76%	0.51%
MSCI EAFE
Index	-5.07%	-0.02%	12.02%	6.38%	-0.19%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.84%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.70%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.98%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Financial	20.9%
Consumer, Non-Cyclical	10.9%
Consumer, Cyclical	10.6%
Energy	10.2%
Communications	10.1%
Industrial	8.5%
Utilities	7.8%
Technology	4.3%
Basic Materials	3.8%
Diversified	2.0%
Closed-end Funds	10.2%
Total Long-Term Investments	99.3%
Investments of Collateral for Securities Loaned	6.8%
Total Investments	106.1%
Other Assets & Liabilities, net	-6.1%
Total Net Assets	100.0%

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)
Banco de Chile ADR	2.2%
Grupo Aeroportuario del Pacifico SAB de CV	1.8%
Rexam plc	1.6%
Man Wah Holdings Ltd.	1.3%
United Overseas Bank Ltd.	1.3%
Hannover Rueck SE	1.3%
AXA S.A.	1.2%
Huaneng Power International, Inc. ADR	1.2%
Sociedad Quimica y Minera de Chile S.A. ADR	1.2%
Sumitomo Mitsui Financial Group, Inc.	1.2%
Top Ten Total	14.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 19

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF (continued)

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

SEA Guggenheim Shipping ETF

Fund Statistics
Share Price	$19.00
Net Asset Value	$19.02
Discount to NAV	-0.11%
Net Assets ($000)	$72,285

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(6/11/10)
Guggenheim Shipping ETF
NAV	-14.56%	-3.14%	13.73%	-3.86%
Market	-14.69%	-3.29%	12.86%	-3.89%
Dow Jones Global Shipping
IndexSM	-14.71%	-3.28%	13.58%	N/A
Delta Global Shipping Index/
Dow Jones Global
Shipping IndexSM	-14.71%	-3.28%	13.58%	-3.78%1
MSCI World Index	2.25%	8.91%	16.08%	13.69%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.96 per share for share price returns or initial net asset value (NAV) of $25.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except distributions fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Industrial	87.7%
Marine Transportation	7.1%
Consumer, Non-cyclical	5.0%
Total Long-Term Investments	99.8%
Securities Lending Collateral	17.7%
Total Investments	117.5%
Other Assets & Liabilities, net	-17.5%
Total Net Assets	100.0%

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)
AP Moeller - Maersk A/S — Class B	18.7%
Nippon Yusen K.K.	7.9%
Kawasaki Kisen Kaisha Ltd.	5.5%
COSCO Pacific Ltd.	5.0%
Matson, Inc.	4.9%
Teekay Corp.	4.6%
Sembcorp Marine Ltd.	4.2%
Teekay LNG Partners, LP	4.1%
Teekay Offshore Partners, LP	3.7%
Golar LNG Partners, LP	3.5%
Top Ten Total	62.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

1	The benchmark return reflects the blended return of the Delta Global Shipping Index from 6/11/10 - 7/26/11 and the return of the Dow Jones Global Shipping IndexSM from 7/27/11 – 11/30/14.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 21

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

SEA Guggenheim Shipping ETF (continued)

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

CUT Guggenheim Timber ETF

Fund Statistics
Share Price	$24.68
Net Asset Value	$24.75
Discount to NAV	-0.28%
Net Assets ($000)	$196,760

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2014
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(11/09/07)
Guggenheim Timber
ETF
NAV	-2.44%	-0.57%	15.61%	8.98%	1.59%
Market	-2.57%	-0.90%	15.22%	8.78%	1.54%
Beacon Global Timber
Index	-2.17%	0.20%	16.54%	10.03%	2.73%
MSCI World
Index	2.25%	8.91%	16.08%	10.96%	3.21%
S&P Global Timber
and Forest
Index	1.29%	4.59%	14.55%	9.53%	0.08%
STOXX Europe Total
Market Forestry
& Paper
Index	-7.16%	3.03%	21.43%	13.01%	0.76%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.91 per share for share price returns or initial net asset value (NAV) of $24.91 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.

The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

The STOXX® Europe TMI Forestry & Paper is a market capitalization weighted index of all companies in the Forestry & Paper sector of the STOXX Europe TMI index. Using the market standard ICB (Industry Classification Benchmark), companies with primary revenue sources from the Forestry & Paper sector are selected from the STOXX Europe TMI universe, which covers 95 percent of the free float market capitalization across 18 Western European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom).

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.75%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments	% of Net Assets
Basic Materials	66.5%
Financial	14.2%
Industrial	9.5%
Consumer, Non-cyclical	3.9%
Energy	0.6%
Total Common Stocks	94.7%
Preferred Stocks	5.1%
Investments of Collateral for Securities Loaned	6.5%
Total Investments	106.3%
Other Assets & Liabilities, net	-6.3%
Total Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 23

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2014

CUT Guggenheim Timber ETF (continued)

Ten Largest Holdings
(% of Total Net Assets)
Fibria Celulose S.A. ADR	5.6%
Weyerhaeuser Co.	5.3%
International Paper Co.	5.2%
Suzano Papel E Celulose SA	5.1%
Klabin S.A.	5.1%
Packaging Corporation of America	4.9%
MeadWestvaco Co.	4.8%
West Fraser Timber Company Ltd.	4.8%
Smurfit Kappa plc	4.7%
UPM-Kymmene Oyj	4.5%
Top Ten Total	50.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	November 30, 2014

All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning May 31, 2014 and ending November 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio1	Fund Return	May 31, 2014	November 30, 2014	During Period2
Table 1. Based on actual Fund return3
Guggenheim Canadian Energy Income ETF	0.70%	(24.86)%	$1,000.00	$751.40	$3.07
Guggenheim China Real Estate ETF	0.70%	7.26%	1,000.00	1,071.96	3.67
Guggenheim China Small Cap ETF	0.75%	10.23%	1,000.00	1,102.34	3.95
Guggenheim Frontier Markets ETF	0.70%	(8.58)%	1,000.00	914.23	3.36
Guggenheim International Multi-Asset Income ETF	0.70%	(6.94)%	1,000.00	930.60	3.39
Guggenheim Shipping ETF	0.65%	(14.56)%	1,000.00	854.40	3.02
Guggenheim Timber ETF	0.70%	(2.44)%	1,000.00	975.57	3.47

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 25

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	November 30, 2014

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio1	Fund Return	May 31, 2014	November 30, 2014	During Period2
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Canadian Energy Income ETF	0.70%	5.00%	$1,000.00	$1,021.56	$3.55
Guggenheim China Real Estate ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim China Small Cap ETF	0.75%	5.00%	1,000.00	1,021.31	3.80
Guggenheim Frontier Markets ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim International Multi-Asset Income ETF	0.70%	5.00%	1,000.00	1,021.56	3.55
Guggenheim Shipping ETF	0.65%	5.00%	1,000.00	1,021.81	3.29
Guggenheim Timber ETF	0.70%	5.00%	1,000.00	1,021.56	3.55

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.

2
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period May 31, 2014 to November 30, 2014.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	November 30, 2014

ENY Guggenheim Canadian Energy Income ETF

	Shares	Value
COMMON STOCKS† - 99.7%
Canada - 99.7%
Enbridge, Inc.	43,212	$1,989,590
TransCanada Corp.	40,217	1,920,470
Inter Pipeline Ltd.1	64,684	1,850,464
Canadian Natural Resources Ltd.	53,268	1,773,341
Suncor Energy, Inc.	55,779	1,766,438
Cenovus Energy, Inc.	72,366	1,629,147
ARC Resources Ltd.1	67,180	1,593,112
Pembina Pipeline Corp.1	45,657	1,560,006
Crescent Point Energy Corp.1	57,060	1,485,236
Keyera Corp.	17,800	1,326,746
Husky Energy, Inc.1	62,525	1,325,897
Canadian Oil Sands Ltd.	102,680	1,309,333
Vermilion Energy, Inc.1	22,611	1,056,535
AltaGas Ltd.	28,136	1,045,739
Talisman Energy, Inc.	201,990	965,442
Peyto Exploration & Development Corp.	32,565	959,029
Veresen, Inc.1	58,637	919,988
Baytex Energy Corp.1	35,163	745,971
Gibson Energy, Inc.	26,263	627,640
Enerplus Corp.1	43,484	565,931
Whitecap Resources, Inc.1	52,078	546,699
Pacific Rubiales Energy Corp.1	52,733	511,028
Precision Drilling Corp.	62,054	403,806
Mullen Group Ltd.	19,368	381,839
Penn West Petroleum Ltd.1	104,983	374,726
Pengrowth Energy Corp.1	112,215	366,095
Bonavista Energy Corp.1	40,119	338,474
Pason Systems, Inc.	14,146	321,813
Parkland Fuel Corp.1	15,916	298,011
Ensign Energy Services, Inc.	27,561	262,981
Enbridge Income Fund Holdings, Inc.	9,550	249,921
Canadian Energy Services & Technology Corp.1	36,892	222,598
Bonterra Energy Corp.1	5,847	222,035
Trican Well Service Ltd.	31,740	215,451
Surge Energy, Inc.1	46,126	202,667
Freehold Royalties Ltd.1	11,769	200,958
Calfrac Well Services Ltd.	15,047	160,994
Trinidad Drilling Ltd.	29,326	155,599
Canyon Services Group, Inc.	13,576	115,371
TORC Oil & Gas Ltd.1	13,580	100,399
Lightstream Resources Ltd.1	42,472	93,120
Savanna Energy Services Corp.	18,897	77,560
TransGlobe Energy Corp.	15,897	50,748
Total Canada		32,288,948
Total Common Stocks
(Cost $40,565,860)		32,288,948
SECURITIES LENDING COLLATERAL†,2 - 42.1%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	13,646,226	13,646,226
Total Securities Lending Fund
(Cost $13,646,226)		13,646,226
Total Investments - 141.8%
(Cost $54,212,086)		$45,935,174
Other Assets & Liabilities, net - (41.8)%		(13,538,613)
Total Net Assets - 100.0%		$32,396,561

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2.

2	Securities lending collateral — See Note 2.

Country Diversification
% of Long-Term
Country	Investments
Canada	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Canadian Dollar	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 27

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

TAO Guggenheim China Real Estate ETF

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 87.0%
Link REIT	383,956	$2,445,831
Henderson Land Development Co., Ltd.	356,924	2,393,301
Sun Hung Kai Properties Ltd.1	157,984	2,310,172
Hongkong Land Holdings Ltd.	326,000	2,255,920
China Overseas Land & Investment Ltd.	664,163	1,995,487
Cheung Kong Holdings Ltd.	107,284	1,968,603
Sino Land Company Ltd.	1,193,304	1,957,296
Hang Lung Properties Ltd.	577,942	1,736,434
New World Development Company Ltd.	1,316,882	1,572,447
China Resources Land Ltd.	532,188	1,345,053
Hang Lung Group Ltd.	254,972	1,228,008
Wheelock & Company Ltd.	224,972	1,131,387
Swire Properties Ltd.	291,419	905,635
Hysan Development Company Ltd. — Class A	193,976	896,717
Country Garden Holdings Company Ltd.	2,016,302	842,401
Shimao Property Holdings Ltd.	345,958	827,979
Kerry Properties Ltd.	194,972	702,704
Hopewell Holdings Ltd.	182,476	667,079
Sino-Ocean Land Holdings Ltd.	1,048,874	628,919
Evergrande Real Estate Group Ltd.1	1,259,194	511,471
Longfor Properties Company Ltd.	344,956	464,390
Sunac China Holdings Ltd.1	493,731	459,033
SOHO China Ltd.	529,936	401,125
New World China Land Ltd.	641,514	397,069
Chinese Estates Holdings Ltd.	131,984	391,442
Yuexiu Property Company Ltd.	1,879,832	375,724
China South City Holdings Ltd.	726,000	373,532
Fortune Real Estate Investment Trust	370,958	369,284
Guangzhou R&F Properties Company Ltd. — Class H	283,162	349,799
Champion REIT	711,898	329,557
KWG Property Holding Ltd.	358,634	279,785
Agile Property Holdings Ltd.1	409,962	241,589
Shui On Land Ltd.	949,172	236,222
Great Eagle Holdings Ltd.	68,990	232,191
Poly Property Group Company Ltd.	548,932	230,757
Greentown China Holdings Ltd.1	219,974	222,101
Franshion Properties China Ltd.	755,888	213,462
Kaisa Group Holdings Ltd.1	547,930	211,965
K Wah International Holdings Ltd.	326,121	194,705
E-House China Holdings Ltd. ADR	19,406	184,357
Shenzhen Investment Ltd.	597,930	177,336
Hopson Development Holdings Ltd.	171,984	161,893
Yuexiu Real Estate Investment Trust	292,942	149,210
Tian An China Investment Company Ltd.	214,968	142,480
Renhe Commercial Holdings Company Ltd.1	3,045,620	141,383
Yanlord Land Group Ltd.	154,000	133,502
China Overseas Grand Oceans Group Ltd.	220,974	113,978
Glorious Property Holdings Ltd.	697,900	102,593
Total Financial		35,603,308
Diversified - 11.3%
Swire Pacific Ltd. — Class A	147,984	2,034,183
Wharf Holdings Ltd.	236,962	1,709,610
Swire Pacific Ltd. — Class B	264,968	664,214
Goldin Properties Holdings Ltd.	354,000	208,611
Total Diversified		4,616,618
Total Common Stocks
(Cost $42,454,886)		40,219,926
SECURITIES LENDING COLLATERAL†,2 - 9.5%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	3,900,623	3,900,623
Total Securities Lending Fund
(Cost $3,900,623)		3,900,623
Total Investments - 107.8%
(Cost $46,355,509)		$44,120,549
Other Assets & Liabilities, net - (7.8)%		(3,182,475)
Total Net Assets - 100.0%		$40,938,074

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See notes to financial statements.
28 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

TAO Guggenheim China Real Estate ETF continued
Country Diversification
% of Long-Term
Country	Investments
China	98.7%
Singapore	1.3%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	93.6%
United States Dollar	6.1%
Singapore Dollar	0.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 29

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HAO Guggenheim China Small Cap ETF

	Shares	Value
COMMON STOCKS† - 99.9%
Industrial - 18.3%
Zhuzhou CSR Times Electric Company Ltd. - Class H††	600,524	$2,582,524
Shanghai Electric Group Company Ltd. - Class H	3,397,933	2,037,446
CSR Corporation Ltd. - Class H††	2,001,962	2,036,813
AviChina Industry & Technology Company Ltd. - Class H	2,751,928	1,941,076
China International Marine Containers Group Co. Ltd. - Class H	689,800	1,570,840
Haitian International Holdings Ltd.	729,988	1,553,166
China COSCO Holdings Company Ltd. - Class H1	2,962,437	1,455,434
Sunny Optical Technology Group Company Ltd.	782,946	1,383,154
China Resources Cement Holdings Ltd.	1,997,965	1,370,622
Sinotrans Ltd. - Class H	1,798,965	1,357,053
Beijing Capital International Airport Company Ltd. - Class H	1,735,965	1,356,537
China Shipping Container Lines Company Ltd. - Class H*,1	4,304,912	1,265,661
BBMG Corp. - Class H	1,341,465	1,108,806
Zoomlion Heavy Industry Science and Technology
Company Ltd. - Class H1	1,642,000	978,213
China Shipping Development Co. Ltd. - Class H1	1,495,965	972,233
Tech Pro Technology Development Ltd.*,1	1,404,800	952,837
China Shanshui Cement Group Ltd.1	2,400,948	916,416
Metallurgical Corporation of China Ltd. - Class H	3,130,933	892,245
China Singyes Solar Technologies Holdings Ltd.1	513,946	865,523
China High Speed Transmission Equipment Group Co. Ltd.	1,191,965	810,014
China Zhongwang Holdings Ltd.1	1,675,565	758,380
SITC International Holdings Company Ltd.	1,323,882	732,360
Xinjiang Goldwind Science & Technology Company Ltd. - Class H	488,229	711,410
Guangshen Railway Company Ltd. - Class H	1,629,965	704,111
Dongfang Electric Corporation Ltd. - Class H1	387,000	700,642
China Machinery Engineering Corp. - Class H	949,000	698,747
China Rongsheng Heavy Industries Group Holdings Ltd.*,1	5,041,419	689,091
China Lesso Group Holdings Ltd.	1,133,968	628,764
Wasion Group Holdings Ltd.	541,978	578,669
Hi Sun Technology China Ltd.*,1	2,052,000	537,145
Kingboard Laminates Holdings Ltd.	1,229,468	500,982
China Water Affairs Group Ltd.1	916,000	493,731
Harbin Electric Company Ltd. - Class H	761,972	476,540
Lonking Holdings Ltd.	2,192,923	432,646
Yingli Green Energy Holding Company Ltd. ADR*,1	148,066	410,143
Tianjin Port Development Holdings Ltd.	1,805,965	405,207
Sinotrans Shipping Ltd.	1,465,465	393,058
Honghua Group Ltd.1	2,316,968	367,488
First Tractor Company Ltd. - Class H	452,000	350,876
Chaowei Power Holdings Ltd.1	680,000	341,973
China National Materials Company Ltd. - Class H	1,334,965	328,792
CPMC Holdings Ltd.	457,940	322,418
Greatview Aseptic Packaging Company Ltd.1	649,042	301,296
West China Cement Ltd.	2,852,010	290,534
China Aerospace International Holdings Ltd.1	2,153,951	283,305
Asia Cement China Holdings Corp.	494,500	280,567
SOCAM Development Ltd.	305,960	267,099
Tianneng Power International Ltd.	808,005	261,521
Sany Heavy Equipment International Holdings Company Ltd.	898,968	231,842
Yuanda China Holdings Ltd.	2,855,996	178,615
NVC Lighting Holding Ltd.†††,1,2	2,251,945	—
Total Industrial		41,064,565
Consumer, Non-cyclical - 16.0%
Sihuan Pharmaceutical Holdings Group Ltd.	6,527,976	4,882,304
China Medical System Holdings Ltd.	1,380,003	2,345,382
CSPC Pharmaceutical Group Ltd.	2,429,976	2,162,068
Zhejiang Expressway Company Ltd. - Class H	1,645,965	1,842,292
Uni-President China Holdings Ltd.	2,078,968	1,830,992
Shenzhen International Holdings Ltd.	1,142,731	1,715,202
Jiangsu Expressway Company Ltd. - Class H	1,399,965	1,586,808
Shanghai Fosun Pharmaceutical Group Company Ltd. - Class H	385,500	1,381,934
TAL Education Group ADR*	44,891	1,379,051
Lijun International Pharmaceutical Holding Company Ltd.	2,579,889	1,190,974
Tong Ren Tang Technologies Company Ltd. - Class H1	718,000	988,812
China Agri-Industries Holdings Ltd.	2,528,938	981,574
China Modern Dairy Holdings Ltd.*,1	2,712,024	874,282
51job, Inc. ADR*	22,922	842,384
CP Pokphand Company Ltd.	7,675,856	811,631
Hua Han Bio-Pharmaceutical Holdings Ltd.	2,493,014	794,035
Guangzhou Baiyunshan Pharmaceutical Holdings
Company Ltd. - Class H1	256,000	775,758
Tibet 5100 Water Resources Holdings Ltd.1	1,666,006	708,939
China Yurun Food Group Ltd.*,1	1,554,965	703,795
Shenzhen Expressway Company Ltd. - Class H	863,976	596,038
China Shineway Pharmaceutical Group Ltd.	339,000	576,147
Wumart Stores, Inc. - Class H	611,483	574,029
Yuexiu Transport Infrastructure Ltd.	774,000	500,031
United Laboratories International Holdings Ltd.*,1	721,993	487,846
Vinda International Holdings Ltd.	311,000	474,822
China Huiyuan Juice Group Ltd.	1,051,468	440,654
Biostime International Holdings Ltd.1	179,051	427,598
Dalian Port PDA Company Ltd. - Class H	1,081,968	401,814
Sichuan Expressway Company Ltd. - Class H	1,013,968	390,943
Anhui Expressway Company Ltd. - Class H	566,000	386,821
Shenguan Holdings Group Ltd.	1,323,965	382,422
Goodbaby International Holdings Ltd.	893,899	346,955
China Foods Ltd.1	836,000	308,312
Tenfu Cayman Holdings Company Ltd.	752,937	296,126
Changshouhua Food Company Ltd.	354,000	291,234

See notes to financial statements.
30 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 16.0% (continued)
Real Nutriceutical Group Ltd.	933,972	$280,613
Anxin-China Holdings Ltd.1	2,819,938	247,267
Microport Scientific Corp.	458,029	226,209
Asian Citrus Holdings Ltd.	1,023,972	145,244
China Child Care Corporation Ltd.	616,000	117,560
Global Bio-Chem Technology Group Company Ltd.*	2,565,953	99,263
China Minzhong Food Corporation Ltd.1	128,000	85,923
Total Consumer, Non-cyclical		35,882,088
Financial - 15.0%
China Taiping Insurance Holdings Company Ltd. *	1,174,368	3,028,673
China Everbright Ltd.	983,968	2,281,334
Sunac China Holdings Ltd.1	2,042,003	1,898,496
Shanghai Industrial Holdings Ltd.	544,998	1,679,620
SOHO China Ltd.	2,208,965	1,672,034
Far East Horizon Ltd.	1,777,965	1,655,307
Chongqing Rural Commercial Bank Company Ltd. - Class H	2,882,023	1,631,474
Yuexiu Property Company Ltd.	7,831,882	1,565,366
China South City Holdings Ltd.1	3,025,950	1,556,872
Guangzhou R&F Properties Company Ltd. - Class H	1,166,365	1,440,848
KWG Property Holding Ltd.	1,496,651	1,167,600
Agile Property Holdings Ltd.1	1,699,965	1,001,785
Shui On Land Ltd.	3,950,412	983,146
Poly Property Group Company Ltd.	2,260,948	950,444
Greentown China Holdings Ltd.1	916,983	925,851
Franshion Properties China Ltd.	3,127,916	883,319
Kaisa Group Holdings Ltd.1	2,281,965	882,772
E-House China Holdings Ltd. ADR	80,186	761,767
Shenzhen Investment Ltd.	2,525,945	749,152
Hopson Development Holdings Ltd.*,1	719,968	677,726
Renhe Commercial Holdings Company Ltd.	12,241,745	568,282
Yanlord Land Group Ltd.	643,000	557,415
CIFI Holdings Group Company Ltd.	2,538,000	504,000
Mingfa Group International Company Ltd.1	1,536,968	483,585
China Overseas Grand Oceans Group Ltd.1	902,968	465,748
China Galaxy Securities Company Ltd. - Class H	445,000	457,337
Noah Holdings Ltd. ADR1	23,589	455,975
Beijing Capital Land Ltd. - Class H	1,171,968	426,170
Glorious Property Holdings Ltd.*	2,828,933	415,859
Wanda Hotel Development Group*	1,507,976	388,904
Shanghai Industrial Urban Development Group Ltd.*	1,655,965	313,897
China SCE Property Holdings Ltd.1	1,676,358	313,439
China Aoyuan Property Group Ltd.	1,723,000	284,389
Yuzhou Properties Company Ltd.	991,000	232,575
Fantasia Holdings Group Company Ltd.	1,915,445	222,295
Xinyuan Real Estate Co. Ltd. ADR1	66,230	189,087
Powerlong Real Estate Holdings Ltd.	1,100,965	157,585
Total Financial		33,830,128
Consumer, Cyclical - 14.6%
Shenzhou International Group Holdings Ltd.	642,038	2,135,987
GOME Electrical Appliances Holding Ltd.	13,391,727	1,968,610
ANTA Sports Products Ltd.	919,972	1,905,190
Air China Ltd. - Class H	2,347,940	1,801,450
Shanghai Pharmaceuticals Holding Company Ltd. - Class H	736,572	1,755,235
Minth Group Ltd.	749,968	1,574,401
Skyworth Digital Holdings Ltd.	2,183,945	1,219,405
China Eastern Airlines Corp. Ltd. - Class H*,1	2,151,965	1,076,676
Home Inns & Hotels Management, Inc. ADR*	34,838	1,075,101
Digital China Holdings Ltd.	1,040,008	968,260
China Travel International Investment Hong Kong Ltd.	2,745,937	948,951
Intime Retail Group Company Ltd.	1,177,965	932,650
China Southern Airlines Co. Ltd. - Class H	1,969,965	896,709
REXLot Holdings Ltd.1	9,774,845	844,506
China Lodging Group Ltd. ADR*	32,103	802,254
Zhongsheng Group Holdings Ltd.1	758,000	771,196
Alibaba Pictures Group Ltd.†††,*,2	6,340,000	735,783
China Dongxiang Group Company Ltd.1	3,783,936	722,144
Golden Eagle Retail Group Ltd.1	551,983	671,917
Li Ning Company Ltd.*,1	1,263,468	638,658
Baoxin Auto Group Ltd.	843,932	575,680
Dah Chong Hong Holdings Ltd.	938,968	536,380
Ajisen China Holdings Ltd.	707,005	511,450
Bosideng International Holdings Ltd.1	3,271,933	497,857
China ZhengTong Auto Services Holdings Ltd.	956,468	481,009
Xinchen China Power Holdings Ltd.*	1,007,000	473,959
Qingling Motors Company Ltd. - Class H	1,403,965	467,083
Hengdeli Holdings Ltd.1	2,353,543	455,231
China Lilang Ltd.	621,000	451,636
Springland International Holdings Ltd.	1,175,019	448,492
Hisense Kelon Electrical Holdings Company Ltd. - Class H*	526,000	435,451
Newocean Energy Holdings Ltd.1	1,129,895	431,269
Parkson Retail Group Ltd.1	1,530,965	420,497
Sinotruk Hong Kong Ltd.	751,476	410,865
Xinhua Winshare Publishing and Media Company Ltd. - Class H	501,000	403,126
China Yongda Automobiles Services Holdings Ltd.	593,460	401,762
XTEP International Holdings Ltd.	772,500	338,685
Weiqiao Textile Co. - Class H	471,000	281,203
361 Degrees International Ltd.	900,005	269,247
Ying Li International Real Estate Ltd.*,1	1,281,000	255,512

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 31

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 14.6% (continued)
TCL Multimedia Technology Holdings Ltd.	598,000	$228,250
Welling Holding Ltd.	886,000	189,653
Maoye International Holdings Ltd.	1,124,965	182,780
Ports Design Ltd.	374,000	125,390
Total Consumer, Cyclical		32,717,550
Communications - 10.7%
Vishop Holdings Ltd. ADR*	316,966	7,245,843
Bitauto Holdings Ltd. ADR*	27,734	2,555,966
YY, Inc. ADR*,1	31,938	2,441,660
SouFun Holdings Ltd. ADR	225,869	1,974,095
ZTE Corp. - Class H	722,702	1,729,639
China Communications Services Corp. Ltd. - Class H	3,175,937	1,548,039
21Vianet Group, Inc. ADR*,1	53,433	1,005,609
BYD Electronic International Company Ltd.	725,000	812,411
E-Commerce China Dangdang, Inc. - Class A ADR*,1	62,792	696,363
Coolpad Group Ltd.	3,055,930	685,664
TCL Communication Technology Holdings Ltd.1	703,000	683,510
CITIC Telecom International Holdings Ltd.	1,557,000	642,476
Comba Telecom Systems Holdings Ltd.	1,048,954	411,195
Asia Satellite Telecommunications Holdings Ltd.	114,000	398,375
Phoenix New Media Ltd. ADR*	37,381	332,317
V1 Group Ltd.1	3,379,336	326,822
Renren, Inc. ADR*,1	109,244	313,530
China All Access Holdings Ltd.1	784,000	305,310
Total Communications		24,108,824
Basic Materials - 9.6%
Huabao International Holdings Ltd.	2,246,962	1,990,538
Aluminum Corp. of China Ltd. - Class H*,1	4,518,000	1,963,335
Zijin Mining Group Company Ltd. - Class H	6,682,000	1,783,590
Nine Dragons Paper Holdings Ltd.	1,930,965	1,648,355
Lee & Man Paper Manufacturing Ltd.1	2,468,965	1,375,362
Sinopec Shanghai Petrochemical Company Ltd. - Class H	4,009,914	1,246,150
Sinopec Yizheng Chemical Fibre Company Ltd. - Class H††	2,405,947	989,680
China Molybdenum Co. Ltd. - Class H	1,503,965	967,735
Yingde Gases Group Company Ltd.	1,174,965	886,337
Angang Steel Company Ltd. - Class H	1,249,965	883,276
China Hongqiao Group Ltd.1	1,064,016	810,875
China BlueChemical Ltd. - Class H	2,017,965	731,203
North Mining Shares Company Ltd.*,1	12,489,586	587,840
MMG Ltd.1	1,627,965	564,697
Fufeng Group Ltd.1	1,044,968	553,813
Zhaojin Mining Industry Company Ltd. - Class H1	994,968	520,899
Maanshan Iron & Steel Company Ltd. - Class H1	1,965,962	517,158
Dongyue Group Ltd.	1,204,965	461,476
Hunan Nonferrous Metal Corporation Ltd. - Class H††,*	1,775,965	428,247
China Precious Metal Resources Holdings Co. Ltd.*,1	4,123,936	425,422
Xingda International Holdings Ltd.	1,052,895	380,156
Sinofert Holdings Ltd.	2,095,965	364,868
Tiangong International Company Ltd.1	1,608,000	344,201
China Sanjiang Fine Chemicals Company Ltd.	589,000	270,386
Shougang Concord International Enterprises Company Ltd.*	4,897,905	224,211
China Lumena New Materials Corp.†††,*1,2	4,811,917	217,172
Yip’s Chemical Holdings Ltd.	328,000	215,283
Billion Industrial Holdings Ltd.	303,508	153,809
Total Basic Materials		21,506,074
Technology - 7.7%
Hanergy Thin Film Power Group Ltd.1	22,389,726	5,629,911
Semiconductor Manufacturing International Corp.*	32,702,455	3,373,561
Kingsoft Corporation Ltd.1	702,972	1,684,232
TravelSky Technology Ltd. - Class H	1,067,468	1,197,547
Shunfeng International Clean -	1,016,000	876,472
Perfect World Company Ltd. ADR*	38,459	701,877
Shanda Games Ltd. ADR*	106,631	698,433
Kingdee International Software Group Company Ltd.1	1,723,965	564,651
Ju Teng International Holdings Ltd.1	1,009,968	527,449
NetDragon Websoft, Inc.1	302,960	507,863
Chinasoft International Ltd.*	1,330,021	437,338
NQ Mobile, Inc. ADR*,1	57,912	406,542
Changyou.com Ltd. ADR*,1	13,301	308,583
TPV Technology Ltd.	1,039,968	273,570
China ITS Holdings Company Ltd.	1,328,348	196,983
Total Technology		17,385,012
Utilities - 3.9%
Datang International Power Generation Company Ltd. - Class H	3,801,919	2,137,507
Huadian Power International Corporation Ltd. - Class H	1,965,965	1,607,249
Huaneng Renewables Corporation Ltd. - Class H1	4,038,023	1,468,372
China Power International Development Ltd.	2,851,945	1,423,214
China Oil & Gas Group Ltd.1	4,739,877	715,107
China Datang Corporation Renewable Power Company
Ltd. - Class H	2,863,027	413,487
Tianjin Development Holdings Ltd.	456,000	357,509
China Power New Energy Development Company Ltd.*	4,779,640	326,655
China WindPower Group Ltd.*	4,720,000	310,406
Total Utilities		8,759,506
Energy - 3.8%
Beijing Jingneng Clean Energy Co. Ltd. - Class H	2,439,918	1,201,867
Shougang Fushan Resources Group Ltd.1	4,319,770	1,036,076
Trina Solar Ltd. ADR*,1	100,455	1,007,564
Sinopec Kantons Holdings Ltd.1	1,135,900	925,711
CIMC Enric Holdings Ltd.	670,000	687,711

See notes to financial statements.
32 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 14.6% (continued)
United Energy Group Ltd.*	4,463,905	$650,446
JinkoSolar Holding Company Ltd. ADR*,1	22,765	521,091
China Suntien Green Energy Corporation Ltd. - Class H	2,115,029	501,825
JA Solar Holdings Company Ltd. ADR*,1	42,479	368,718
Anton Oilfield Services Group/Hong Kong1	1,293,890	338,697
Hilong Holding Ltd.	915,000	276,093
SPT Energy Group, Inc.	1,053,895	271,798
COSCO International Holdings Ltd.	607,988	257,934
Inner Mongolia Yitai Coal Company Ltd. - Class H	148,458	185,118
MIE Holdings Corp.1	1,210,027	160,713
ReneSola Ltd. ADR*,1	84,242	151,636
Hidili Industry International Development Ltd.	1,119,965	109,758
Total Energy		8,652,756
Diversified - 0.3%
CITIC Resources Holdings Ltd.*	2,677,936	390,209
C C Land Holdings Ltd.	1,454,965	277,672
Total Diversified		667,881
Total Common Stocks
(Cost $241,657,798)		224,574,384
SECURITIES LENDING COLLATERAL†,3 - 17.3%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	38,962,021	38,962,021
Total Securities Lending Fund
(Cost $38,962,021)		38,962,021
Total Investments - 117.2%
(Cost $280,619,819)		$263,536,405
Other Assets & Liabilities, net - (17.2)%		(38,690,788)
Total Net Assets - 100.0%		$224,845,617

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2 .

2	Security was fair valued by the Valuation Committee at November 30, 2014. The total market value of fair valued securities amounts to $952,955, (cost $2,489,248) or 0.4% of total net assets.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

Country Diversification
% of Long-Term
Country	Investments
China	99.4%
Singapore	0.4%
Australia	0.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	96.4%
United States Dollar	3.2%
Singapore Dollar	0.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 33

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

FRN Guggenheim Frontier Markets ETF

	Shares	Value
COMMON STOCKS† - 87.8%
Chile - 36.9%
Enersis S.A. ADR	392,281	$6,582,476
Empresa Nacional de Electricidad S.A. ADR	83,677	3,800,609
Latam Airlines Group S.A. ADR*,1	317,764	3,781,392
Cencosud S.A. ADR1	429,716	3,631,100
Banco Santander Chile ADR	165,100	3,609,086
Banco de Chile ADR	37,412	2,714,241
Corpbanca S.A. ADR1	120,975	2,273,120
Cia Cervecerias Unidas S.A. ADR1	81,936	1,691,978
Vina Concha y Toro S.A. ADR1	26,444	1,044,538
Total Chile		29,128,540
Argentina - 17.2%
YPF S.A. ADR	197,426	6,601,925
Grupo Financiero Galicia S.A. ADR1	112,487	1,800,917
Banco Macro S.A. ADR1	39,574	1,674,376
Telecom Argentina S.A. ADR	46,162	1,012,333
BBVA Banco Frances S.A. ADR	57,700	832,034
Petrobras Argentina S.A. ADR	89,639	555,762
IRSA Inversiones y Representaciones S.A. ADR	29,743	524,964
Cresud S.A. ADR*	43,011	507,100
Total Argentina		13,509,411
Egypt - 7.2%
Commercial International Bank Egypt SAE GDR	615,946	4,108,360
Global Telecom Holding SAE GDR*,1	555,823	1,620,224
Total Egypt		5,728,584
Colombia - 6.5%
Ecopetrol S.A. ADR1	252,727	5,127,831
Nigeria - 5.4%
Guaranty Trust Bank PLC GDR	603,009	4,221,062
Kazakhstan - 5.0%
KazMunaiGas Exploration Production JSC GDR	163,392	2,516,237
Halyk Savings Bank of Kazakhstan JSC GDR	92,074	790,916
KCell JSC GDR	60,702	619,160
Total Kazakhstan		3,926,313
Peru - 4.8%
Cia de Minas Buenaventura S.A.A. ADR	199,986	1,849,871
Grana y Montero S.A.A. ADR	107,355	1,400,983
Cementos Pacasmayo S.A.A. ADR	62,501	530,008
Total Peru		3,780,862
Lebanon - 1.7%
Solidere GDR*	119,120	1,357,968
Romania - 1.7%
Societatea Comerciala de Distributie si Furnizare a Energiei
Elect- Electrica S.A.*	54,924	689,296
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	72,389	665,979
Total Romania		1,355,275
Georgia - 0.7%
TBC Bank JSC*	38,811	543,354
Ukraine - 0.7%
MHP S.A. GDR	35,523	385,425
Avangardco Investments Public Ltd. GDR	32,053	153,854
Total Ukraine		539,279
Total Common Stocks
(Cost $88,342,294)		69,218,479
PREFERRED STOCKS† - 12.1%
Chile – 4.2%
Sociedad Quimica y Minera Chile S.A.	100,062	2,521,562
Embotelladora Andina S.A. - Class B ADR1	41,067	756,043
Total Chile		3,277,605
Colombia – 7.6%
Bancolombia S.A. ADR	115,798	5,986,757
Panama - 0.3%
Avianca Holdings S.A. ADR	21,494	276,198
Total Preferred Stocks
(Cost $13,370,812)		9,540,560
SECURITIES LENDING COLLATERAL†,2 - 23.5%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	18,565,920	18,565,920
Total Securities Lending Fund
(Cost $18,565,920)		18,565,920
Total Investments - 123.4%
(Cost $120,279,026)		$97,324,959
Other Assets & Liabilities, net - (23.4)%		(18,437,653)
Total Net Assets - 100.0%		$78,887,306

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See notes to financial statements.
34 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

FRN Guggenheim Frontier Markets ETF continued

Country Diversification
% of Long-Term
Country	Investments
Chile	41.1%
Argentina	17.1%
Colombia	14.1%
Egypt	7.3%
Nigeria	5.4%
Kazakhstan	5.0%
Peru	4.8%
Other	5.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	100.0%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 35

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF

	Shares	Value
COMMON STOCKS† - 85.2%
United Kingdom - 13.3%
Rexam plc	73,122	$518,056
BT Group plc	46,156	296,504
National Grid plc	19,569	285,008
Vodafone Group PLC	73,939	270,896
Burberry Group plc*	9,622	248,631
ICAP plc	34,317	223,997
Antofagasta plc*	19,093	220,367
Johnson Matthey plc*	4,194	218,452
SSE plc	8,441	216,792
GKN plc*	37,722	203,984
Marks & Spencer Group plc*	26,472	202,515
Reed Elsevier PLC*,1	2,865	198,545
GlaxoSmithKline plc	8,433	196,117
Home Retail Group plc	53,830	168,938
Centrica plc	36,551	162,907
Tesco plc*	54,083	157,917
Ladbrokes plc	88,255	153,830
J Sainsbury plc*,1	41,838	152,925
Premier Oil PLC*	47,495	139,090
ARM Holdings plc	3,611	51,715
Total United Kingdom		4,287,186
Hong Kong - 8.3%
Power Assets Holdings Ltd.	36,000	343,752
China Resources Power Holdings Company Ltd.	110,000	320,567
Hutchison Whampoa Ltd.	25,000	313,346
Henderson Land Development Co., Ltd.	43,300	290,342
Hongkong Land Holdings Ltd.	37,000	256,040
Jardine Matheson Holdings Ltd*	4,000	248,919
TAI Cheung Holdings Ltd*	233,000	193,491
Varitronix International Ltd*	235,000	184,848
Hopewell Highway Infrastructure Ltd.	376,500	182,545
Cathay Pacific Airways Ltd.*	74,000	162,981
China Unicom Hong Kong Ltd.	80,000	121,728
Jardine Strategic Holdings Ltd*	2,000	73,180
Total Hong Kong		2,691,739
China - 7.3%
Huaneng Power International, Inc. ADR	8,298	396,728
CNOOC Ltd.	184,000	269,060
China Petroleum & Chemical Corp. ADR1	2,870	232,040
China Railway Group Ltd. — Class H1	312,000	226,105
PetroChina Company Ltd. ADR1	1,929	206,442
Agile Property Holdings Ltd.1	344,000	202,718
Lenovo Group Ltd.	132,000	185,191
China Telecom Corp., Ltd. ADR1	2,758	169,148
China Life Insurance Company Ltd. ADR	2,798	146,587
Mindray Medical International Ltd. ADR	3,837	115,379
E-House China Holdings Ltd. ADR	11,828	112,366
ENN Energy Holdings Ltd.	14,000	85,571
Total China		2,347,335
Japan - 7.2%
Sumitomo Mitsui Financial Group, Inc.	10,000	377,048
Toyota Motor Corp.	4,600	283,476
Kyocera Corp.	4,900	239,912
Nomura Holdings, Inc.	39,200	235,824
Kirin Holdings Company Ltd.*	16,500	211,802
Denso Corp.	4,500	210,166
Honda Motor Co., Ltd.	6,700	201,618
Sekisui House Ltd.	11,900	159,823
Makita Corp.*	2,700	135,586
Nidec Corp.*	1,700	112,756
NSK Ltd.*	7,000	88,175
Bridgestone Corp.	2,000	68,745
Total Japan		2,324,931
Germany - 5.8%
Hannover Rueck SE	4,598	411,335
Deutsche Post AG*	10,867	361,917
Allianz AG*	1,958	337,948
Fresenius Medical Care AG & Co. KGaA ADR	5,774	213,060
Volkswagen AG*	841	190,710
Henkel AG & Company KGaA	1,405	139,493
SAP AG	1,766	124,786
HeidelbergCement AG*	1,052	79,961
Total Germany		1,859,210
Mexico - 4.0%
Grupo Aeroportuario del Pacifico SAB de CV*	8,460	579,932
Grupo Aeroportuario del Sureste SAB de CV ADR	1,720	230,136
Fomento Economico Mexicano SAB de CV ADR	2,107	204,463
Coca-Cola Femsa SAB de CV ADR1	1,557	155,669
America Movil SAB de CV — Class L ADR	5,176	122,723
Total Mexico		1,292,923
France - 3.8%
AXA S.A.*	16,445	398,030
Orange S.A.*	14,448	255,134
Societe Generale S.A.*	4,522	224,874
GDF Suez	8,266	204,190
Vallourec S.A.*	4,372	145,333
Total France		1,227,561
Australia - 3.4%
Australia & New Zealand Banking Group Ltd.	9,006	245,357
Coca-Cola Amatil Ltd.	25,892	201,983
Telstra Corp., Ltd.	34,820	169,100

See notes to financial statements.
36 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Australia - 3.4% (continued)
National Australia Bank Ltd. ADR	5,948	$165,498
Flughafen Wien AG*,1	1,672	161,958
Westpac Banking Corp.	5,601	155,604
Total Australia		1,099,500
India - 2.4%
Wipro Ltd. ADR1	22,869	295,010
ICICI Bank Ltd. ADR	2,312	136,154
Infosys Ltd. ADR1	1,761	122,988
Sesa Sterlite Ltd. ADR	6,851	100,984
HDFC Bank Ltd. ADR	1,101	58,672
Tata Motors Ltd. ADR	1,142	52,144
Total India		765,952
Canada - 2.3%
Enerplus Corp.*	17,224	224,773
Baytex Energy Corp.	8,525	189,596
Talisman Energy, Inc.	37,915	178,580
Crescent Point Energy Corp*	5,385	141,033
Total Canada		733,982
Chile - 2.2%
Banco de Chile ADR*	9,869	715,996
Singapore - 2.2%
United Overseas Bank Ltd.*	23,000	423,476
Wilmar International Ltd.*	116,000	285,662
Total Singapore		709,138
Switzerland - 2.0%
Credit Suisse Group AG*	10,474	280,684
SGS S.A.*	90	195,226
UBS AG*	9,329	168,474
Total Switzerland		644,384
Norway - 1.9%
Marine Harvest ASA*	23,988	340,687
Statoil ASA*	14,568	275,521
Total Norway		616,208
Cayman Islands - 1.7%
Belle International Holdings Ltd.	192,000	218,120
XTEP International Holdings Ltd.	400,500	175,590
Geely Automobile Holdings Ltd.	365,000	158,614
Total Cayman Islands		552,324
Brazil - 1.6%
Banco Santander Brasil S.A. ADR1	39,043	227,230
AMBEV S.A. ADR	30,167	197,594
Tim Participacoes S.A. ADR	4,524	110,159
Total Brazil		534,983
United States - 1.6%
LinnCo LLC1	12,118	198,856
W&T Offshore, Inc.	25,319	190,652
Comstock Resources, Inc.	15,614	138,340
Total United States		527,848
Netherlands - 1.6%
Aegon N.V.*	36,302	284,971
Akzo Nobel N.V.	3,496	242,146
Total Netherlands		527,117
Denmark - 1.6%
H Lundbeck A/S*	8,396	188,494
Novo Nordisk A/S — Class B	3,164	144,664
Carlsberg A/S*	1,125	107,718
Novozymes A/S — Class B*	1,511	66,554
Total Denmark		507,430
Israel - 1.4%
NICE Systems Ltd.*	4,730	224,267
Delta-Galil Industries Ltd.	4,995	136,870
Bank Hapoalim BM*	18,142	90,393
Total Israel		451,530
Bermuda - 1.3%
Man Wah Holdings Ltd.*	235,600	433,832
Spain - 1.3%
Banco Santander S.A.	24,725	223,439
Telefonica S.A.*	11,765	188,909
Total Spain		412,348
Taiwan, Province of China - 1.3%
Himax Technologies, Inc. ADR	33,268	226,888
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,874	184,803
Total Taiwan, Province of China		411,691
Jersey - 0.9%
WPP plc*	13,758	288,713
Russian Federation - 0.8%
Mobile Telesystems OJSC ADR	20,730	253,320
Belgium - 0.7%
Anheuser-Busch InBev N.V.*	2,000	235,517
Indonesia - 0.7%
Telekomunikasi Indonesia Persero Tbk PT ADR	4,588	211,507
Republic of Korea - 0.7%
SK Telecom Company Ltd. ADR	7,435	210,634
Israel - 0.6%
Formula Systems 1985 Ltd*	7,829	180,821
South Africa - 0.6%
Sasol Ltd. ADR	4,288	180,310
Sweden - 0.5%
TeliaSonera AB*	24,988	178,632

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 37

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Ireland - 0.2%
Kerry Group plc — Class A*	923	$68,683
Total Common Stocks
(Cost $29,253,135)		27,483,285
PREFERRED STOCKS† - 1.7%
Sociedad Quimica y Minera de Chile S.A.	15,404	388,181
Bancolombia S.A.	3,351	173,247
Total Preferred Stocks
(Cost $617,847)		561,428
ROYALTY TRUST† - 2.2%
Energy - 2.2%
BP Prudhoe Bay Royalty Trust1	3,985	305,649
Pacific Coast Oil Trust	32,810	266,417
SandRidge Permian Trust1	17,115	146,676
Total Energy		718,742
Total Royalty Trust
(Cost $978,581)		718,742
CLOSED-END FUNDS† - 10.2%
PIMCO Dynamic Income Fund	8,803	290,587
Western Asset High Income Fund II, Inc.	29,456	250,082
Wells Fargo Advantage Global Dividend Opportunity Fund	29,971	241,866
AllianceBernstein Global High Income Fund, Inc.	17,236	232,341
Western Asset Global High Income Fund, Inc.	19,751	230,889
Templeton Emerging Markets Income Fund1	17,998	229,654
PIMCO Dynamic Credit Income Fund	10,070	222,547
Prudential Global Short Duration High Yield Fund, Inc.	13,759	221,107
DoubleLine Income Solutions Fund	10,303	218,733
Babson Capital Global Short Duration High Yield Fund	9,828	216,118
Templeton Global Income Fund1	26,834	208,232
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	16,865	198,164
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	7,525	181,804
Invesco Dynamic Credit Opportunities Fund1	15,133	179,477
Western Asset Emerging Markets Debt Fund, Inc.	10,372	175,805
Total Closed-End Funds
(Cost $3,493,566)		3,297,406
SECURITIES LENDING COLLATERAL†,2 - 6.8%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	2,203,447	2,203,447
Total Securities Lending Fund
(Cost $2,203,447)		2,203,447
Total Investments - 106.1%
(Cost $36,546,576)		$34,264,308
Other Assets & Liabilities, net - (6.1)%		(1,988,080)
Total Net Assets - 100.0%		$32,276,228

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2.

2	Securities lending collateral — See Note 2.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Limited Liability Stock Company or Stock Company

KGaA	Limited Partnership

OJSC	Open Joint Stock Company

plc	Public Limited Company

S.A.	Corporation

SAB de CV	Publicly Traded Company

See notes to financial statements.
38 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	14.3%
United Kingdom	11.9%
Japan	7.3%
Hong Kong	6.3%
Germany	5.9%
Cayman Islands	4.7%
Mexico	4.6%
Bermuda	4.4%
China	4.3%
France	3.9%
Chile	3.5%
Australia	3.0%
India	2.4%
Canada	2.3%
Singapore	2.2%
Switzerland	2.0%
Israel	2.0%
Norway	1.9%
Brazil	1.7%
Netherlands	1.7%
Denmark	1.6%
Spain	1.3%
Jersey	0.9%
Russia	0.8%
Belgium	0.7%
Indonesia	0.7%
South Korea	0.7%
Taiwan	0.6%
South Africa	0.6%
Sweden	0.6%
Columbia	0.5%
Austria	0.5%
Ireland	0.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	41.3%
Pound Sterling	13.6%
Hong Kong Dollar	12.7%
Euro	12.5%
Japanese Yen	7.2%
Australian Dollar	2.4%
Singapore Dollar	2.2%
Swiss Franc	2.0%
Israeli Shekel	2.0%
Norwegian Krone	1.9%
Danish Krone	1.6%
Swedish Krona	0.6%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 39

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

SEA Guggenheim Shipping ETF

	Shares	Value
COMMON STOCKS† - 83.3%
Bermuda - 24.5%
COSCO Pacific Ltd.	2,646,410	$3,596,797
Nordic American Tankers Ltd.1	273,125	2,447,200
Ship Finance International Ltd.1	142,560	2,366,496
Tsakos Energy Navigation Ltd.	287,864	2,058,228
GasLog Ltd.1	101,951	1,798,416
Stolt-Nielsen Ltd.	113,732	1,737,023
Avance Gas Holding Ltd.2	97,774	1,556,100
Golden Ocean Group Ltd.	1,398,795	1,172,010
Knightsbridge Tankers Ltd.1	174,920	998,793
Total Bermuda		17,731,063
Denmark - 21.3%
AP Moeller - Maersk A/S — Class B	6,446	13,477,991
D/S Norden A/S	80,363	1,928,055
Total Denmark		15,406,046
Marshall Islands - 15.0%
Teekay Corp.	67,293	3,345,808
Seaspan Corp.1	107,975	2,164,899
Teekay Tankers Ltd. — Class A1	474,824	2,136,708
Costamare, Inc.1	99,986	1,984,722
Navios Maritime Holdings, Inc.	261,335	1,264,861
Total Marshall Islands		10,896,998
Japan - 13.4%
Nippon Yusen K.K.	2,017,000	5,693,179
Kawasaki Kisen Kaisha Ltd.	1,516,000	3,972,499
Total Japan		9,665,678
United States - 4.9%
Matson, Inc.	100,368	3,533,957
Singapore - 4.2%
SembCorp Marine Ltd.	1,250,000	3,001,534
Total Common Stocks
(Cost $67,699,010)		60,235,276
MASTER LIMITED PARTNERSHIPS† - 16.5%
Marshall Islands – 16.5%
Teekay LNG Partners, LP	81,981	2,952,955
Navios Maritime Partners, LP1	152,304	1,973,860
Capital Product Partners, LP1	233,429	1,825,415
Teekay Offshore Partners, LP	102,792	2,642,782
Golar LNG Partners, LP	76,274	2,509,415
Total Master Limited Partnerships
(Cost $13,230,236)		11,904,427
SECURITIES LENDING COLLATERAL†,3 - 17.7%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	12,777,658	$12,777,658
Total Securities Lending Fund
(Cost $12,777,658)		12,777,658
Total Investments - 117.5%
(Cost $93,706,904)		$84,917,361
Other Assets & Liabilities, net - (17.5)%		(12,631,892)
Total Net Assets - 100.0%		$72,285,469

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2.

2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,556,100 (cost $2,280,991), or 2.2% of total net assets.

3	Securities lending collateral — See Note 2.

A/S - Limited Liability Stock Company or Stock Company

KK - Joint Stock Company

LP - Limited Partnership

Country Diversification
% of Long-Term
Country	Investments
Bermuda	24.6%
Denmark	21.3%
Marshall Islands	31.6%
Japan	13.4%
United States	4.9%
Singapore	4.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	49.9%
Danish Krone	21.3%
Japanese Yen	13.4%
Norwegian Krone	6.2%
Hong Kong Dollar	5.0%
Singapore Dollar	4.2%
Total Long-Term Investments	100.0%

See notes to financial statements.
40 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2014

CUT Guggenheim Timber ETF

	Shares	Value
COMMON STOCKS† - 94.7%
United States - 34.4%
Weyerhaeuser Co.	296,284	$10,461,787
International Paper Co.	190,007	10,226,178
Packaging Corporation of America	130,812	9,716,716
MeadWestvaco Corp.	210,939	9,450,067
Plum Creek Timber Company, Inc.	207,047	8,629,719
Domtar Corp.	142,892	5,815,704
Rayonier, Inc.	191,928	5,235,796
Greif, Inc. — Class A	101,844	4,465,859
Potlatch Corp.	85,252	3,542,221
Total United States		67,544,047
Brazil - 13.0%
Fibria Celulose S.A. ADR*,1	930,643	10,990,894
Klabin S.A.	1,849,068	10,013,198
Duratex SA	1,392,001	4,533,642
Total Brazil		25,537,734
Canada - 9.3%
West Fraser Timber Company Ltd.	181,315	9,442,214
Canfor Corp.*	283,150	6,823,909
Western Forest Products, Inc.	897,777	1,921,136
Total Canada		18,187,259
Finland - 8.5%
UPM-Kymmene Oyj	526,555	8,763,335
Stora Enso Oyj — Class R	905,595	8,043,838
Total Finland		16,807,173
Japan - 7.6%
Oji Holdings Corp.	2,197,000	7,700,653
Sumitomo Forestry Co. Ltd.1	369,000	3,799,284
Nippon Paper Industries Company Ltd.	246,400	3,597,853
Total Japan		15,097,790
Sweden - 7.0%
Svenska Cellulosa AB — Class B	324,876	7,678,911
Holmen AB — Class B1	179,497	6,066,125
Total Sweden		13,745,036
South Africa - 6.5%
Mondi Ltd.1,	506,755	8,624,446
Sappi Ltd.*	1,112,745	4,160,265
Total South Africa		12,784,711
Ireland - 4.7%
Smurfit Kappa plc	394,851	9,170,447
Portugal - 3.1%
Portucel Empresa Produtora de Pasta e Papel SA	1,751,638	6,094,648
Spain - 0.6%
Ence Energia y Celulosa SA1	555,571	1,225,906
Total Common Stocks
(Cost $166,974,409)		186,194,751
PREFERRED STOCKS† - 5.1%
Suzano Papel E Celulose SA	2,385,477	10,075,111
Total Preferred Stocks
(Cost $8,733,116)		10,075,111
SECURITIES LENDING COLLATERAL†,2 - 6.5%
BNY Mellon Securities Lending Overnight Fund, 0.1308%	12,907,151	12,907,151
Total Securities Lending Fund
(Cost $12,907,151)		12,907,151
Total Investments - 106.3%
(Cost $188,614,676)		$209,177,013
Other Assets & Liabilities, net - (6.3)%		(12,416,874)
Total Net Assets - 100.0%		$196,760,139

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2014 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	34.4%
Brazil	18.1%
Canada	9.3%
Finland	8.6%
Japan	7.7%
Sweden	7.0%
South Africa	6.5%
Ireland	4.7%
Portugal	3.1%
Spain	0.6%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	42.1%
Euro	21.4%
Brazilian Real	12.5%
Canadian Dollar	9.3%
Japanese Yen	7.7%
Swedish Krona	7.0%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 41

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2014

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier
	Income ETF	ETF	ETF	Markets ETF
	(ENY )	(TAO )	(HAO )	(FRN )
ASSETS:
Investments, at value — including securities on loan	$45,935,174	$44,120,549	$263,536,405	$97,324,959
Foreign currency, at value	28,039	48,871	24,344	—
Cash	49,368	562,921	489,071	102,391
Prepaid expenses	999	—	2,096	1,288
Receivables:
Dividends	93,124	161,016	44,668	95,736
Securities lending income	8,691	3,435	127,789	25,399
Due from Adviser	—	32,845	—	—
Total assets	46,115,395	44,929,637	264,224,373	97,549,773
LIABILITIES:
Payable for:
Upon return of securities loaned	13,646,226	3,900,623	38,962,021	18,565,920
Management fees	18,755	—	92,048	26,907
Administration fees	814	—	4,796	1,827
Investments purchased	—	—	173,146	—
Other fees	53,039	90,940	146,745	67,813
Total liabilities	13,718,834	3,991,563	39,378,756	18,662,467
NET ASSETS	$32,396,561	$40,938,074	$224,845,617	$78,887,306
NET ASSETS CONSIST OF:
Paid-in capital	$123,461,818	$56,880,154	$284,330,690	$138,759,784
Undistributed net investment income	20,886	775,503	4,383,818	2,073,351
Accumulated net realized loss on investments	(82,807,986)	(14,482,632)	(46,785,359)	(38,991,762)
Net unrealized depreciation on investments	(8,278,157)	(2,234,951)	(17,083,532)	(22,954,067)
NET ASSETS	$32,396,561	$40,938,074	$224,845,617	$78,887,306
Shares outstanding ($0.01 par value with unlimited amount authorized)	2,670,000	1,860,000	8,250,000	5,140,000
Net asset value	$12.13	$22.01	$27.25	$15.35
Investments in securities, at cost	54,212,086	46,355,509	280,619,819	120,279,026
Foreign currency, at cost	28,104	48,893	24,469	—
Securities on loan, at value	12,985,299	3,654,368	35,881,298	18,055,319

See notes to financial statements.
42 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2014

	Guggenheim
	International Multi-Asset	Guggenheim	Guggenheim
	Income ETF	Shipping ETF	Timber ETF
	(HGI )	(SEA )	(CUT	)
ASSETS:
Investments, at value — including securities on loan	$34,264,308	$84,917,361	$209,177,013
Foreign currency, at value	14,705	33,332	—
Cash	141,393	—	360,697
Prepaid expenses	874	—	2,348
Receivables:
Dividends	71,295	91,769	326,340
Tax reclaims	43,573	80,012	115,578
Securities lending income	6,473	29,488	8,794
Investments sold	—	—	2,618,579
Total assets	34,542,621	85,151,962	212,609,349
LIABILITIES:
Payable for:
Upon return of securities loaned	2,203,447	12,777,658	12,907,151
Management fees	16,010	42,337	102,176
Administration fees	733	—	4,856
Fund shares redeemed	—	2,380	2,716,094
Due to custodian	—	44,118	—
Other fees	46,203	—	118,933
Total liabilities	2,266,393	12,866,493	15,849,210
NET ASSETS	$32,276,228	$72,285,469	$196,760,139
NET ASSETS CONSIST OF:
Paid-in capital	$68,726,433	$86,007,708	$202,219,367
Undistributed net investment income (loss)	(128,690)	432,507	5,216,097
Accumulated net realized loss on investments	(34,036,452)	(5,357,328)	(31,213,595)
Net unrealized depreciation (appreciation) on investments	(2,285,063)	(8,797,418)	20,538,270
NET ASSETS	$32,276,228	$72,285,469	$196,760,139
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,800,000	3,800,000	7,950,000
Net asset value	$17.93	$19.02	$24.75
Investments in securities, at cost	36,546,576	93,706,904	188,614,676
Foreign currency, at cost	14,697	33,286	—
Securities on loan, at value	2,105,187	12,414,460	12,553,143

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 43

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2014
For the six months ended November 30, 2014 (Unaudited)

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier
	Income ETF	ETF	ETF	Markets ETF
	(ENY )	(TAO )	(HAO )	(FRN )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$805,949	$699,408	$2,905,538	$455,384
Income from securities lending	57,055	11,282	625,564	128,066
Total investment income	863,004	710,690	3,531,102	583,450
EXPENSES:
Management fees	115,097	74,720	593,506	226,609
Trustee fees	2,935	2,738	4,417	3,295
Administration fees	6,330	4,109	29,103	12,463
Custodian fees	9,664	9,373	74,815	18,238
Licensing	11,510	14,944	149,331	45,322
Professional fees	16,179	13,881	9,518	15,131
Printing fees	10,581	5,191	22,466	12,205
Registration and filings	2,500	2,500	2,500	2,500
Insurance	738	478	1,879	1,013
Other fees	7,653	8,307	7,559	7,103
Total expenses	183,187	136,241	895,094	343,879
Less:
Expenses waived by advisor	(21,035)	(30,995)	(83,887)	(25,031)
Net expenses	162,152	105,246	811,207	318,848
Net investment income	700,852	605,444	2,719,895	264,602
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	175,205	(469,597)	(2,791,420)	(883,864)
In-kind transactions	1,024,083	(275,432)	1,331,720	873,127
Foreign currency transactions	(6,903)	(409)	(1,022)	6,990
Net realized gain (loss)	1,192,385	(745,438)	(1,460,722)	(3,747)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,805,927)	1,375,582	19,141,249	(8,334,557)
Foreign currency transactions	(1,450)	(2)	49	—
Net change in unrealized appreciation (depreciation)	(12,807,377)	1,375,580	19,141,298	(8,334,557)
Net realized and unrealized gain (loss)	(11,614,992)	630,142	17,680,576	(8,338,304)
Net increase (decrease) in net assets resulting from operations	$(10,914,140)	$1,235,586	$20,400,471	$(8,073,702)
* Foreign taxes withheld	$142,227	$1,349	$120,744	$93,349

See notes to financial statements.
44 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2014
For the six months ended November 30, 2014 (Unaudited)

	Guggenheim
	International Multi-Asset	Guggenheim	Guggenheim
	Income ETF	Shipping ETF	Timber ETF
	(HGI )	(SEA )	(CUT )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$636,837	$1,370,914	$3,163,887
Income from securities lending	40,419	265,263	107,303
Total investment income	677,256	1,636,177	3,271,190
EXPENSES:
Management fees	86,013	336,773	581,617
Trustee fees	2,806	—	4,585
Administration fee	4,731	—	30,785
Custodian fee	17,968	—	41,931
Licensing	17,202	—	161,951
Professional fees	15,833	—	16,539
Printing	4,102	—	19,394
Registration and filings	2,500	—	2,500
Insurance	601	—	2,151
Other fees	16,887	915	8,469
Total expenses	168,643	337,688	869,922
Less:
Expenses waived by advisor	(47,694)	—	(53,123)
Net expenses	120,949	337,688	816,799
Net investment income	556,307	1,298,489	2,454,391
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,290,024	(443,500)	2,891,309
In-kind	—	3,042,447	11,955,936
Foreign currency transactions	(5,923)	(36,117)	(166,822)
Net realized gain	1,284,101	2,562,830	14,680,423
Net change in unrealized depreciation on:
Investments	(4,255,724)	(19,017,265)	(23,873,089)
Foreign currency transactions	(4,627)	(8,306)	(26,443)
Net change in unrealized depreciation	(4,260,351)	(19,025,571)	(23,899,532)
Net realized and unrealized loss	(2,976,250)	(16,462,741)	(9,219,109)
Net decrease in net assets resulting from operations	$(2,419,943)	$(15,164,252)	$(6,764,718)
* Foreign taxes withheld	$27,585	$8,817	$230,707

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 45

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2014

	Guggenheim Canadian		Guggenheim China
	Energy Income ETF		Real Estate ETF
	(ENY)		(TAO)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$700,852	$1,436,158	$605,444	$1,084,103
Net realized gain (loss) on investments	1,192,385	(6,812,311)	(745,438)	(2,215,856)
Net change in unrealized appreciation (depreciation) on investments	(12,807,377)	12,265,350	1,375,580	(1,753,030)
Net increase (decrease) in net assets resulting from operations	(10,914,140)	6,889,197	1,235,586	(2,884,783)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(667,400)	(1,376,379)	—	(1,049,720)
Return of capital	—	(189,681)	—	—
Total distributions to shareholders	(667,400)	(1,566,060)	—	(1,049,720)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	5,999,744	3,711,805	21,100,110	—
Cost of shares redeemed	(8,148,825)	(23,425,500)	(4,175,952)	(24,168,495)
Net increase (decrease) in net assets resulting from share transactions	(2,149,081)	(19,713,695)	16,924,158	(24,168,495)
Net increase (decrease) in net assets	(13,730,621)	(14,390,558)	18,159,744	(28,102,998)
NET ASSETS:
Beginning of period	46,127,182	60,517,740	22,778,330	50,881,328
End of period	$32,396,561	$46,127,182	$40,938,074	$22,778,330
Undistributed (distributions in excess of) net investment income at end of period	$20,886	$(12,566)	$775,503	$170,059
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	250,000	950,000	—
Shares reinvested	—	—	—	—
Shares redeemed	(500,000)	(1,600,000)	(200,000)	(1,200,000)
Net increase (decrease) in shares	(150,000)	(1,350,000)	750,000	(1,200,000)

See notes to financial statements.
46 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim China		Guggenheim Frontier
	Small Cap ETF		Markets ETF
	(HAO)		(FRN)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,719,895	$5,014,745	$264,602	$2,024,385
Net realized gain (loss) on investments	(1,460,722)	7,877,972	(3,747)	(11,316,875)
Net change in unrealized appreciation (depreciation) on investments	19,141,298	(15,622,248)	(8,334,557)	8,306,991
Net increase (decrease) in net assets resulting from operations	20,400,471	(2,729,531)	(8,073,702)	(985,499)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(5,497,350)	—	(3,454,980)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	9,524,998	69,252,097	8,612,485	3,213,471
Cost of shares redeemed	(11,501,271)	(91,526,540)	(9,621,601)	(22,901,072)
Net increase (decrease) in net assets resulting from share transactions	(1,976,273)	(22,274,443)	1,009,116	(19,687,601)
Net increase (decrease) in net assets	18,424,198	(30,501,324)	(9,083,818)	(24,128,080)
NET ASSETS:
Beginning of period	206,421,419	236,922,743	87,970,124	112,098,204
End of period	$224,845,617	$206,421,419	$78,887,306	$87,970,124
Undistributed net investment income at end of period	$4,383,818	$1,663,923	$2,073,351	$1,808,749
CHANGES IN SHARES OUTSTANDING:
Shares sold	350,000	2,650,000	500,000	200,000
Shares redeemed	(450,000)	(3,900,000)	(600,000)	(1,400,000)
Net decrease in shares	(100,000)	(1,250,000)	(100,000)	1,200,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 47

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim International		Guggenheim
	Multi-Asset Income ETF		Shipping ETF
	(HGI)		(SEA)
	Period Ended		Period Ended
	November 30, 2014	Year Ended	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$556,307	$2,444,373	$1,298,489	$2,228,397
Net realized gain on investments	1,284,101	8,653,887	2,562,830	8,890,162
Net change in unrealized appreciation (depreciation) on investments	(4,260,351)	1,125,727	(19,025,571)	9,216,295
Net increase (decrease) in net assets resulting from operations	(2,419,943)	12,223,987	(15,164,252)	20,334,854
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(610,200)	(2,871,907)	(2,065,400)	(1,425,100)
Return of capital	—	(135,093)	—	—
Total distributions to shareholders	(610,200)	(3,007,000)	(2,065,400)	(1,425,100)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	1,962,647	31,098,394	—	100,561,516
Cost of shares redeemed	—	(126,087,518)	(28,437,937)	(36,528,978)
Net increase (decrease) in net assets resulting from share transactions	1,962,647	(94,989,124)	(28,437,937)	64,032,538
Net increase (decrease) in net assets	(1,067,496)	(85,772,137)	(45,667,589)	82,942,292
NET ASSETS:
Beginning of period	33,343,724	119,115,861	117,953,058	35,010,766
End of period	$32,276,228	$33,343,724	$72,285,469	$117,953,058
Undistributed (distributions in excess of) net investment income at end of period	$(128,690)	$(74,797)	$432,507	$1,199,418
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	1,800,000	—	4,900,000
Shares redeemed	—	(7,000,000)	(1,400,000)	(1,700,000)
Net increase (decrease) in shares	100,000	(5,200,000)	(1,400,000)	3,200,000

See notes to financial statements.
48 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2014

	Guggenheim
	Timber ETF
	(CUT)
	Period Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,454,391	$5,574,922
Net realized gain on investments	14,680,423	8,113,117
Net change in unrealized appreciation (depreciation) on investments	(23,899,532)	21,952,155
Net increase (decrease) in net assets resulting from operations	(6,764,718)	35,640,194
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(3,906,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	35,610,397
Cost of shares redeemed	(50,143,419)	(36,710,831)
Net decrease in net assets resulting from share transactions	(50,143,419)	(1,100,434)
Net increase (decrease) in net assets	(56,908,137)	30,633,760
NET ASSETS:
Beginning of period	253,668,276	223,034,516
End of period	$196,760,139	$253,668,276
Undistributed net investment income at end of period	$5,216,097	$2,761,706
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	1,450,000
Shares redeemed	(2,050,000)	(1,500,000)
Net decrease in shares	(2,050,000)	(50,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 49

FINANCIAL HIGHLIGHTS	November 30, 2014

ENY Guggenheim Canadian Energy Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$16.36		$14.51	$14.83	$22.03	$16.52	$14.10
Income from investment operations:
Net investment income(a)	0.24		0.42	0.45	0.46	0.52	0.47
Net gain (loss) on investments (realized and unrealized)	(4.24)		1.88	(0.33)	(7.10)	5.51	2.55
Total from investment operations	(4.00)		2.30	0.12	(6.64)	6.03	3.02
Less distributions from:
Net investment income	(0.23)		(0.39)	(0.42)	(0.54)	(0.52)	(0.60)
Return of capital	—		(0.06)	(0.02)	(0.02)	—	—
Total distributions to shareholders	(0.23)		(0.45)	(0.44)	(0.56)	(0.52)	(0.60)
Net asset value, end of period	$12.13		$16.36	$14.51	$14.83	$22.03	$16.52
Market Value, end of period	$12.14		$16.44	$14.43	$14.73	$22.06	$16.50
Total return(b)
Net asset value	(24.80)%		16.30%	0.61%	(30.45)%	37.22%	21.75%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,397		$46,127	$60,518	$90,015	$229,570	$74,649
Ratio to average net assets of:
Net investment income	3.04	%(d)	2.87%	2.89%	2.62%	2.59%	2.89%
Total expenses	0.79	%(d)	0.80%	0.83%	0.79%	0.84%	0.89%
Net expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	8%		80%	130%	81%	34%	58%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
50 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

TAO Guggenheim China Real Estate ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$20.52		$22.03	$16.72	$20.14	$16.02	$16.87
Income from investment operations:
Net investment income(a)	0.43		0.68	0.41	0.47	0.35	0.29
Net gain (loss) on investments (realized and unrealized)	1.06		(1.54)	5.29	(3.70)	3.92	(0.57)
Total from investment operations	1.49		(0.86)	5.70	(3.23)	4.27	(0.28)
Less distributions from:
Net investment income	—		(0.65)	(0.39)	(0.19)	(0.15)	(0.57)
Total distributions to shareholders	—		(0.65)	(0.39)	(0.19)	(0.15)	(0.57)
Net asset value, end of period	$22.01		$20.52	$22.03	$16.72	$20.14	$16.02
Market Value, end of period	$21.90		$20.43	$21.66	$16.74	$20.07	$15.89
Total return(b)
Net asset value	7.26%		(3.82)%	34.05%	(15.90)%	26.68%	(2.10)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,938		$22,778	$50,881	$18,558	$27,397	$45,484
Ratio to average net assets of:
Net investment income	4.05	%(d)	3.32%	1.88%	2.76%	1.83%	1.64%
Total expenses	0.91	%(d)	0.95%	0.93%	1.35%	1.02%	0.92%
Net expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	7%		9%	20%	14%	17%	15%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 51

FINANCIAL HIGHLIGHTS continued	November 30, 2014

HAO Guggenheim China Small Cap ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$24.72		$24.68	$19.97	$29.23	$24.44	$20.70
Income from investment operations:
Net investment income(a)	0.33		0.56	0.41	0.50	0.39	0.25
Net gain (loss) on investments (realized and unrealized)	2.20		0.03	4.61	(9.14)	4.84	3.52
Total from investment operations	2.53		0.59	5.02	(8.64)	5.23	3.77
Less distributions from:
Net investment income	—		(0.55)	(0.31)	(0.62)	(0.44)	(0.03)
Total distributions to shareholders	—		(0.55)	(0.31)	(0.62)	(0.44)	(0.03)
Net asset value, end of period	$27.25		$24.72	$24.68	$19.97	$29.23	$24.44
Market Value, end of period	$27.35		$24.70	$24.31	$20.01	$29.15	$24.30
Total Return(b)
Net asset value	10.23%		2.24%	25.24%	(29.50)%	21.36%	18.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$224,846		$206,421	$236,923	$164,773	$327,373	$291,284
Ratio to average net assets of:
Net investment income	2.52	%(d)	2.23%	1.81%	2.17%	1.33%	1.00%
Total expenses	0.83	%(d)	0.84%	0.84%	0.92%	0.89%	0.91%
Net expenses	0.75	%(d)	0.76%	0.75%	0.75%	0.75%	0.75%
Portfolio turnover rate(c)	9%		29%	31%	35%	11%	46%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
52 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

FRN Guggenheim Frontier Markets ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$16.79		$17.41	$19.08	$23.23	$18.12	$14.49
Income from investment operations:
Net investment income(a)	0.05		0.38	0.71	0.59	0.64	0.55
Net gain (loss) on investments (realized and unrealized)	(1.49)		(0.35)	(1.77)	(3.92)	4.60	3.46
Total from investment operations	(1.44)		0.03	(1.06)	3.33	5.24	4.01
Less distributions from:
Net investment income	—		(0.65)	(0.61)	(0.82)	(0.13)	(0.38)
Total distributions to shareholders	—		(0.65)	(0.61)	(0.82)	(0.13)	(0.38)
Net asset value, end of period	$15.35		$16.79	$17.41	$19.08	$23.23	$18.12
Market Value, end of period	$15.22		$16.86	$17.17	$19.26	$22.95	$18.67
Total Return(b)
Net asset value	(8.58)%		0.24%	(5.94)%	(14.16)%	28.87%	27.69%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$78,887		$87,970	$112,098	$133,397	$183,324	$31,888
Ratio to average net assets of:
Net investment income	0.58	%(d)	2.28%	3.66%	2.91%	2.84%	3.09%
Total expenses	0.76	%(d)	0.81%	0.75%	0.81%	0.80%	1.11%
Net expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	10%		24%	46%	30%	9%	25%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 53

FINANCIAL HIGHLIGHTS continued	November 30, 2014

HGI Guggenheim International Multi-Asset Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012		May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$19.61		$17.26	$15.05	$19.98		$16.10	$14.31
Income from investment operations:
Net investment income(a)	0.31		0.65	0.74	0.86		0.88	0.68
Net gain (loss) on investments (realized and unrealized)	(1.65)		2.41	2.22	(4.94)		3.80	1.74
Total from investment operations	(1.34)		3.06	2.96	(4.08)		4.68	2.42
Less distributions from:
Net investment income	(0.34)		(0.68)	(0.75)	(0.84	)(e)	(0.80)	(0.63)
Return of capital	—		(0.03)	—	(0.01	)(e)	—	—
Total distributions to shareholders	(0.34)		(0.71)	(0.75)	(0.85)		(0.80)	(0.63)
Net asset value, end of period	$17.93		$19.61	$17.26	$15.05		$19.98	$16.10
Market Value, end of period	$17.85		$19.74	$17.19	$15.09		$20.02	$16.09
Total Return(b)
Net asset value	(6.94)%		18.23%	20.03%	(20.86)%		29.68%	16.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,276		$33,344	$119,116	$102,306		$101,895	$54,736
Ratio to average net assets of:
Net investment income	3.23	%(f)	3.70%	4.45%	5.04%		4.71%	4.01%
Total expenses(d)	0.98	%(f)	0.84%	0.81%	0.92%		0.94%	1.04%
Net expenses(d)	0.70	%(f)	0.70%	0.70%	0.70%		0.70%	0.70%
Portfolio turnover rate(c)	60%		85%	60%	73%		44%	42%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratios would be approximately 0.13%, 0.11%, 0.13%, 0.14%, 0.15% and 0.19% for the period ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(e)
Subsequent to May 31, 2012, a reclassification was required that resulted in the recharacterization of the distribution for the May 31, 2012 financial reporting period. This resulted in a less than a $0.01 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from capital.

(f)	Annualized.

See notes to financial statements.
54 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2014

SEA Guggenheim Shipping ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

						For the Period
	Period Ended					June 11, 2010
	November 30, 2014		Year Ended	Year Ended	Year Ended	through
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$22.68		$17.51	$16.03	$24.69	$25.96
Income from investment operations:
Net investment income(b)	0.27		0.56	0.45	0.56	1.10
Net gain (loss) on investments (realized and unrealized)	(3.52)		5.06	1.49	(8.26)	(1.89)
Total from investment operations	(3.25)		5.62	1.94	(7.70)	(0.79)
Less distributions from:
Net investment income	(0.41)		(0.45)	(0.46)	(0.96)	(0.48)
Total distributions to shareholders	(0.41)		(0.45)	(0.46)	(0.96)	(0.48)
Net asset value, end of period	$19.02		$22.68	$17.51	$16.03	$24.69
Market Value, end of period	$19.00		$22.69	$17.43	$15.99	$24.67
Total Return(c)
Net asset value	(14.56)%		32.57%	12.44%	(31.98)%	(3.21)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$72,285		$117,953	$35,011	$30,452	$12,343
Ratio to average net assets of:
Net investment income	2.51	%(e)	2.72%	2.76%	3.35%	4.14%
Total expenses	0.65	%(e)	0.66%	0.65%	0.65%	0.65%
Net expenses	0.65	%(e)	0.66%	0.65%	0.65%	0.65%
Portfolio turnover rate(d)	13%		18%	42%	43%	28%

(a)	Since commencement of operations: June 11, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 55

FINANCIAL HIGHLIGHTS continued	November 30, 2014

CUT Guggenheim Timber Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2014		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Per Share Data:
Net asset value, beginning of period	$25.37		$22.19	$15.71	$22.39	$17.70	$14.53
Income from investment operations:
Net investment income(a)	0.26		0.53	0.46	0.42	0.94	0.25
Net gain (loss) on investments (realized and unrealized)	(0.88)		3.01	6.27	(6.71)	4.34	2.97
Total from investment operations	(0.62)		3.54	6.73	(6.29)	5.28	3.22
Less distributions from:
Net investment income	—		(0.36)	(0.25)	(0.39)	(0.59)	(0.05)
Total distributions to shareholders	—		(0.36)	(0.25)	(0.39)	(0.59)	(0.05)
Net asset value, end of period	$24.75		$25.37	$22.19	$15.71	$22.39	$17.70
Market Value, end of period	$24.68		$25.33	$22.10	$15.75	$22.38	$17.65
Total Return(b)
Net asset value	(2.44)%		15.93%	43.01%	(28.20)%	30.15%	22.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$196,760		$253,668	$223,035	$106,054	$228,386	$112,541
Ratio to average net assets of:
Net investment income	2.11	%(d)	2.18%	2.28%	2.29%	4.52%	1.46%
Total expenses	0.75	%(d)	0.75%	0.76%	0.82%	0.82%	0.86%
Net expenses	0.70	%(d)	0.71%	0.70%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	22%		5%	2%	56%	29%	39%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
56 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2014

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.

The following seven portfolios have a semiannual reporting period ended on November 30, 2014:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim Timber ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim Canadian Energy Income ETF	S&P/TSX Canadian High Income Energy Index
Guggenheim China Real Estate ETF	AlphaShares China Real Estate Index
Guggenheim China Small Cap ETF	AlphaShares China Small Cap Index
Guggenheim Frontier Markets ETF	BNY Mellon New Frontier DR Index
Guggenheim International Multi-Asset	Zacks International Multi-Asset
Income ETF	Income Index
Guggenheim Shipping ETF	Dow Jones Global Shipping Index
Guggenheim Timber ETF	Beacon Global Timber Index

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translations
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds’ accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds’ Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim Canadian Energy Income ETF	Quarterly
Guggenheim China Real Estate ETF	Annual
Guggenheim China Small Cap ETF	Annual
Guggenheim Frontier Markets ETF	Annual
Guggenheim International Multi-Asset Income ETF	Quarterly
Guggenheim Shipping ETF	Quarterly
Guggenheim Timber ETF	Annual

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim Canadian
Energy Income ETF	$12,985,299	$13,646,226	$26,655	$13,672,881
Guggenheim China
Real Estate ETF	3,654,368	3,900,623	—	3,900,623
Guggenheim China
Small Cap ETF	35,881,298	38,962,021	—	38,962,021
Guggenheim Frontier
Markets ETF	18,055,319	18,565,920	—	18,565,920
Guggenheim
International
Multi-Asset
Income ETF	2,105,187	2,203,447	—	2,203,447
Guggenheim Shipping ETF	12,414,460	12,777,658	—	12,777,658
Guggenheim Timber ETF	12,553,143	12,907,151	—	12,907,151

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Canadian Energy Income ETF	0.50%
Guggenheim China Real Estate ETF	0.50%
Guggenheim China Small Cap ETF	0.55%
Guggenheim Frontier Markets ETF	0.50%
Guggenheim International Multi-Asset Income ETF	0.50%
Guggenheim Timber ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Shipping ETF	0.65%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended November 30, 2014, the following Funds recognized Fund Administration expenses as follows:

Fund Administration
Fund	Expense
Guggenheim Canadian Energy Income ETF	$6,330
Guggenheim China Real Estate ETF	4,109
Guggenheim China Small Cap ETF	29,103
Guggenheim Frontier Markets ETF	12,463
Guggenheim International Multi-Asset Income ETF	4,731
Guggenheim Timber ETF	30,785

Due to its unitary management fee structure, the Guggenheim Shipping ETF does not pay a separate Fund Administration fee.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including the Guggenheim Shipping ETF, (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding the following percentages of average net assets per year, at least until December 31, 2017.

Fund	Rate
Guggenheim Canadian Energy Income ETF	0.65%
Guggenheim China Real Estate ETF	0.65%
Guggenheim China Small Cap ETF	0.70%
Guggenheim Frontier Markets ETF	0.65%
Guggenheim International Multi-Asset Income ETF	0.65%
Guggenheim Timber ETF	0.65%

For the six months ended November 30, 2014, the Investment Adviser waived Advisory Fees as follows:

Advisory
Fees
Fund	Waived
Guggenheim Canadian Energy Income ETF	$21,035
Guggenheim China Real Estate ETF	30,995
Guggenheim China Small Cap ETF	83,887
Guggenheim Frontier Markets ETF	25,031
Guggenheim International Multi-Asset Income ETF	47,694
Guggenheim Timber ETF	53,123

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim Canadian Energy Income ETF	Standard & Poor’s
Guggenheim China Real Estate ETF	AlphaShares LLC
Guggenheim China Small Cap ETF	AlphaShares LLC
Guggenheim Frontier Markets ETF	The Bank of New York Mellon Corp.
Guggenheim International Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Shipping ETF	CME Group Index Services LLC
Guggenheim Timber ETF	Beacon Indexes LLC

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Note 4 – Fair Value Measurement:
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim Canadian
Energy Income ETF	$45,935,174	$—	$—	$45,935,174
Guggenheim China
Real Estate ETF	44,120,549			44,120,549
Guggenheim China
Small Cap ETF	256,546,186	6,037,264	952,955	263,536,405
Guggenheim Frontier
Markets ETF	97,324,959	—	—	97,324,959
Guggenheim International
Multi-Asset
Income ETF	34,264,308	—	—	34,264,308
Guggenheim
Shipping ETF	84,917,361	—	—	84,917,361
Guggenheim
Timber ETF	209,177,013	—	—	209,177,013

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 11/30/14	Technique	Inputs
Guggenheim
China Small			Last trade	10%-58%
Cap ETF	Common Stocks	$952,955	with Adjustment	Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China Small Cap ETF
Transfer from Level 1 to Level 2	$4,619,337
Transfer from Level 2 to Level 1	968,260

The transfer from Level 1 to Level 2 and the transfer from Level 1 to Level 3 are the result of securities being halted on the principal exchange on which they trade.

The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.

Except for Guggenheim China Small Cap ETF, there were no transfers between levels for these Funds for the six months ended November 30, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China Small Cap ETF
Beginning Balance	$1,604,456
Realized Gain/Loss	(42,401)
Change in Unrealized Gain/Loss	(323,844)
Purchases	735,783
Sales	(1,021,039)
Transfers In	—
Transfers Out	—
Ending Balance	$952,955

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

At November 30, 2014, the cost of investments, accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim Canadian Energy Income ETF	$54,306,142	$1,077,072	$(9,448,040)	$(8,370,968)
Guggenheim China Real Estate ETF	46,637,652	877,294	(3,394,397)	(2,517,103)
Guggenheim China Small Cap ETF	283,233,603	32,720,373	(52,417,571)	(19,697,198)
Guggenheim Frontier Markets ETF	122,657,051	7,436,294	(32,768,386)	(25,332,092)
Guggenheim International Multi-Asset Income ETF	36,658,218	1,363,992	(3,757,902)	(2,393,910)
Guggenheim Shipping ETF	95,066,857	2,678,048	(12,827,544)	(10,149,496)
Guggenheim Timber ETF	189,981,746	31,890,809	(12,695,542)	19,195,267

Tax components of accumulated earnings as of May 31, 2014 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Accumulated
		Long-Term Gains	Net Tax
	Undistributed	(Accumulated	Unrealized
	Ordinary	Capital &	Appreciation
	Income	Other Losses )	(Depreciation )
Guggenheim Canadian
Energy Income ETF	$—	$(83,918,881)	$4,435,164
Guggenheim China
Real Estate ETF	218,801	(13,503,793)	(3,892,674)
Guggenheim China Small Cap ETF	1,800,365	(42,847,295)	(38,838,614)
Guggenheim Frontier Markets ETF	1,809,486	(36,610,727)	(16,997,535)
Guggenheim International
Multi-Asset Income ETF	—	(35,283,708)	1,863,646
Guggenheim Shipping ETF	1,367,665	(6,728,452)	8,868,200
Guggenheim Timber ETF	2,761,706	(44,526,948)	43,070,732

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2014 (the most recent fiscal year end for federal income tax purposes), was as follows:

Distributions paid from ordinary income
Guggenheim Canadian Energy Income ETF	$1,376,379
Guggenheim China Real Estate ETF	1,049,720
Guggenheim China Small Cap ETF	5,497,350
Guggenheim Frontier Markets ETF	3,454,980
Guggenheim International Multi-Asset Income ETF	2,871,907
Guggenheim Shipping ETF	1,425,100
Guggenheim Timber ETF	3,906,000

Distributions paid from return of capital
Guggenheim Canadian Energy Income ETF	$189,681
Guggenheim International Multi-Asset Income ETF	135,093

At May 31, 2014 (the most recent fiscal year end for federal income tax purposes), for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

						Unlimited	Unlimited	Total
						Short-Term	Long-Term	Capital Loss
	Expires in 2015	Expires in 2016	Expires in 2017	Expires in 2018	Expires in 2019	Capital Gains	Capital Gains	Carryforward
Guggenheim Canadian Energy Income ETF	$—	$—	$3,622,034	$12,656,635	$713,500	$47,327,656	$19,599,056	$83,918,881
Guggenheim China Real Estate ETF	—	—	—	4,375,466	6,818,237	678,844	1,631,246	13,503,793
Guggenheim China Small Cap ETF	—	—	—	5,907,224	—	1,463,904	35,476,167	42,847,295
Guggenheim Frontier Markets ETF	—	—	241,589	3,686,218	364,152	5,944,054	26,374,714	36,610,727
Guggenheim International Multi-Asset Income ETF	—	434,730	2,191,498	3,876,528	2,491,614	16,389,044	9,900,294	35,283,708
Guggenheim Shipping ETF	—	—	—	—	—	1,678,109	5,050,343	6,728,452
Guggenheim Timber ETF	—	—	3,822,255	17,944,749	1,561,810	12,923,951	8,274,183	44,526,948

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2014

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2014 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Distributions paid from return of capital
Guggenheim China Small Cap ETF	$4,435,793

Capital and foreign currency losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2014 (the most recent fiscal year end for federal income tax purposes), none of the Funds incurred or elected to defer any current year post-October losses.

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 6 – Investments in Securities:
For the six months ended November 30, 2014, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$3,742,050	$3,533,407
Guggenheim China Real Estate ETF	2,321,547	2,030,692
Guggenheim China Small Cap ETF	22,928,242	19,181,418
Guggenheim Frontier Markets ETF	10,068,499	9,078,339
Guggenheim International Multi-Asset Income ETF	20,324,762	20,437,416
Guggenheim Shipping ETF	12,925,676	12,939,723
Guggenheim Timber ETF	51,539,255	55,041,325

For the six months ended November 30, 2014, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$5,966,259	$8,139,567
Guggenheim China Real Estate ETF	20,915,352	4,002,127
Guggenheim China Small Cap ETF	9,245,943	11,241,644
Guggenheim Frontier Markets ETF	8,573,109	9,602,228
Guggenheim International Multi-Asset Income ETF	1,939,633	—
Guggenheim Shipping ETF	—	28,360,016
Guggenheim Timber ETF	—	43,927,007

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $4,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to November 30, 2014, the Board of Trustees declared the following distributions payable on December 31, 2014 to shareholders of record on December 29, 2014. The distribution rates per share were as follows:

Income Distribution
Guggenheim Canadian Energy Income ETF	$0.111
Guggenheim China Real Estate ETF	0.544
Guggenheim China Small Cap ETF	0.586
Guggenheim Frontier Markets ETF	0.431
Guggenheim International Multi-Asset Income ETF	0.167
Guggenheim Shipping ETF	0.185
Guggenheim Timber ETF	0.685

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 63

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2014

Federal Income Tax Information
In January 2015, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2014.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees

Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	92	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	88	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	88	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	88
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	88	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002-present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	94	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	88
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); Topeka Community Foundation (2009-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2014

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees

Independent Trustee continued:
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	91	Former: Bennett Group of Funds (2011-2013).

Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	222	Current: Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011- present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 65

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2014

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years

Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

TRUST INFORMATION	November 30, 2014

Board of Trustees Randall C. Barnes Donald C. Cacciapaglia* Donald A. Chubb Jerry B. Farley Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Maynard F. Oliverius Ronald E. Toupin, Jr., Chairman
Principal Executive Officers
Donald C. Cacciapaglia
Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark M. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
Rydex Fund Services, LLC
Rockville, MD

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon
New York, NY
Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL
*
Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•   If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT | 67

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Shipping ETF and Guggenheim China Real Estate ETF, are Michael P. Byrum, CFA, and James R. King, CFA. Messrs. Byrum and King have managed those Funds’ portfolios since December 2013. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim Shipping ETF and Guggenheim China Real Estate ETF’s portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Messrs. Byrum and King have managed those Funds’ portfolios since December 2013. Ms. Gao has managed those Funds’ portfolios since January 2014.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 is an investment company consisting of 15 separate exchange-traded “index funds” as of November 30, 2014. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800)345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/15)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-002-SAR-1114

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not Applicable.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:        /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:     Chief Executive Officer

Date:     February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia

Name:    Donald C. Cacciapaglia

Title:      Chief Executive Officer

Date:      February 6, 2015

By:          /s/ John L. Sullivan

Name:     John L. Sullivan

Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      February 6, 2015